UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3112

Smith Barney Municipal Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  March 31
Date of reporting period: September 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

      The Semi-Annual Report to Stockholders is filed herewith.

           -----------------------------------------------------------
                                  SMITH BARNEY
                                    MUNICIPAL
                             MONEY MARKET FUND, INC.
           -----------------------------------------------------------

                     SEMI-ANNUAL REPORT | SEPTEMBER 30, 2003

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

           -----------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
           -----------------------------------------------------------

================================================================================
                                  WHAT'S INSIDE
================================================================================

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    3

Statement of Assets and Liabilities .......................................   38

Statement of Operations ...................................................   39

Statements of Changes in Net Assets .......................................   40

Notes to Financial Statements .............................................   41

Financial Highlights ......................................................   45

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

LETTER FROM THE CHAIRMAN

Dear Shareholder,

In an effort to jump-start a weak economy, the Federal Reserve reduced short-term interest rates again in late June, driving the federal funds rate(i) to just 1%, its lowest level since the Eisenhower Administration. During this declining-rate environment, yields on fixed-income securities continued to drop. Meanwhile, many states have been grappling with budget deficits brought on by the faltering economy, layoffs and declining incomes -- all leading to lower tax revenues.

Shortly after the Fed eased rates in June, long-term bond yields experienced a sharp reversal over the summer. However, the yields on shorter-term municipal fixed-income securities continued to fall and eventually stabilize throughout the remainder of the period.

In this environment, the fund performed as follows:

Smith Barney Municipal Money Market Fund, Inc. Performance

As of September 30, 2003, the seven-day current yield and seven-day effective yield, which reflects compounding, of Class A shares of the fund were both 0.52%.(1) These numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains if any, are fully taxable. Please consult your personal tax adviser.

(1) The seven-day current yield and seven-day effective yield, which reflects compounding, of Class Y shares of the fund were both 0.66%. Performance for all of the fund's share classes can be found in the Financial Highlights section in this report.


 1   Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

--------------------------------------------------------------------------------
                CLASS A SHARES' YIELDS AS OF SEPTEMBER 30, 2003

--------------------------------------------------------------------------------
Seven-day current yield                                                    0.52%
--------------------------------------------------------------------------------
Seven-day effective yield                                                  0.52%
--------------------------------------------------------------------------------

These numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

--------------------------------------------------------------------------------

At times of uncertainty such as these, investments in short-term fixed-income securities can be an effective means of diversification in an overall investment portfolio. And municipal securities can provide income free from federal, and sometimes state and local, income taxes. Accordingly, we believe it is important to develop and stick with a long-range plan. Please work closely with your financial adviser to determine your proper asset allocation based on your risk/reward profile to help you pursue your long-term financial goals.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 9, 2003


The information provided in this letter by the Investment Adviser is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of September 30, 2003 and are subject to change. Please refer to pages 3 through 34 for a list and percentage breakdown of the fund's holdings.

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.


 2   Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                           September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Alabama -- 1.9%
$  2,000,000  NR+       Auburn AL IDB Donaldson Co. Project 1.25% VRDO AMT               $    2,000,000
                        Decatur AL IDR:
   6,000,000  A-1+        NEO Industries Project Series 98 1.22% VRDO AMT                     6,000,000
  17,000,000  A-1         Nucor Steel Decatur Series A 1.13% VRDO AMT                        17,000,000
   4,700,000  VMIG 1*   Evergreen AL IDR Tenax Manufacturing Project 1.05% VRDO               4,700,000
   7,000,000  A-1+      Huntsville Carlton Cove AL Carlton Cove Inc. Project Series D
                          1.10% VRDO                                                          7,000,000
  14,500,000  A-1       Huntsville Redstone Village Special Care Series D
                          1.11% VRDO                                                         14,500,000
                        Jefferson County AL Sewer Revenue:
  10,000,000  A-1+        Series A FGIC-Insured 1.08% VRDO                                   10,000,000
                          XLCA-Insured:
  10,000,000  A-1+          Series B-2 1.08% VRDO                                            10,000,000
  12,500,000  A-1+          Series B-3 1.09% VRDO                                            12,500,000
   1,900,000  A-1+          Series C-2 1.15% VRDO                                             1,900,000
  47,600,000  A-1+          Series C-6 1.10% VRDO                                            47,600,000
  10,000,000  A-1+      Stevenson AL IDB Mead Corp. Project Series A
                          1.13% VRDO AMT                                                     10,000,000
-------------------------------------------------------------------------------------------------------
                                                                                            143,200,000
-------------------------------------------------------------------------------------------------------
Alaska -- 0.3%
  16,585,000  A-1+      Alaska HFA Series 99B PART 1.23% VRDO AMT                            16,585,000
   1,500,000  A-1+      Alaska HFC Governmental Purpose University of Alaska
                          Series A 1.12% VRDO                                                 1,500,000
                        Valdez AK Marine Term BP Pipelines Inc. Project:
   2,300,000  A-1+        1.20% VRDO                                                          2,300,000
   5,100,000  A-1+        Series B 1.20% VRDO                                                 5,100,000
-------------------------------------------------------------------------------------------------------
                                                                                             25,485,000
-------------------------------------------------------------------------------------------------------
Arizona -- 1.8%
   1,800,000  A-1+      Apache County AZ IDR PCR Tucson Electric Power Co.
                          Series 83B 1.05% VRDO                                               1,800,000
                        Arizona Health Facilities Authority:
   1,450,000  A-1+        Northern Arizona Healthcare Series B MBIA-Insured
                            1.10% VRDO                                                        1,450,000
  12,725,000  NR+         Royal Oaks Project 1.10% VRDO                                      12,725,000
  12,000,000  A-1       Coconino County AZ PCR Arizona Public Service Navajo
                          Project 1.13% VRDO AMT                                             12,000,000
   8,100,000  A-1+      Maricopa County AZ IDA MFH San Miguel Apartments
                          Project FNMA-Insured 1.15% VRDO AMT                                 8,100,000
                        Phoenix AZ Civic Improvement Waste Water Revenue TECP:
  25,000,000  A-1+        0.92% due 10/3/03                                                  25,000,000
   2,500,000  A-1+        0.85% due 10/23/03                                                  2,500,000
  10,000,000  A-1+        0.90% due 1/2/04                                                   10,000,000

                       See Notes to Financial Statements.


 3   Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Arizona -- 1.8% (continued)
                        Phoenix AZ IDA:
$  4,000,000  VMIG 1*     MFH Del Mar Terrace Series A FHLMC-Insured
                            1.05% VRDO                                                   $    4,000,000
     700,000  A-1+        Valley of the Sun YMCA Project 1.25% VRDO                             700,000
                        Pima County AZ IDA:
  19,200,000  A-1         IDR Tucson Electric Power Series A 1.05% VRDO                      19,200,000
   3,260,000  A-1+        SFM GNMA-Insured Series 111A PART 1.27% VRDO AMT                    3,260,799
  12,800,000  A-1+      Tempe AZ Excise Tax Revenue Tempe Center for
                          the Arts Project 1.20% VRDO                                        12,800,000
  10,500,000  NR+       Tempe AZ IDA Friendship Village Project Series C
                          1.10% VRDO                                                         10,500,000
  12,500,000  A-1+      University of Arizona COP Student Union Bookstore Series B
                          AMBAC-Insured 1.05% VRDO                                           12,500,000
-------------------------------------------------------------------------------------------------------
                                                                                            136,535,799
-------------------------------------------------------------------------------------------------------
Arkansas -- 0.1%
   6,200,000  P-1*      Clark County AR Solid Waste Disposal Alcoa Inc. Project
                          1.58% VRDO AMT                                                      6,200,000
-------------------------------------------------------------------------------------------------------
California -- 0.6%
  44,500,000  MIG 1*    California State RAW Series B 2.00% due 6/16/04                      44,721,770
-------------------------------------------------------------------------------------------------------
Colorado -- 1.5%
   8,990,000  A-1       Adams County CO School District GO MSTC
                          Series 02-9050 FSA-Insured PART 1.17% VRDO (b)                      8,990,000
   6,595,000  A-1       Colorado Health Facilities Authority Bethesda Living
                          Centers Project 1.10% VRDO                                          6,595,000
                        Colorado HFA:
   2,400,000  A-1+        MFH Series B-3 Class 1 FHLB-Insured 1.15% VRDO AMT                  2,400,000
                          SFM:
   1,625,000  A-1+          Series A-3 FHLB-Insured 1.07% VRDO                                1,625,000
   8,100,000  A-1+          Series C-3 1.12% VRDO AMT                                         8,100,000
  12,800,000  VMIG 1*   Colorado Student Loan Authority Series 90A AMBAC-Insured
                          1.13% VRDO AMT                                                     12,800,000
                        Denver City & County CO:
   5,900,000  A-1+        Children's Hospital Association Project FGIC-Insured
                            1.05% VRDO                                                        5,900,000
  12,500,000  A-1+        COP Wellington Series C-2 1.05% VRDO                               12,500,000
   2,545,000  A-1       Dove Valley Metropolitan District Arapahoe County GO
                          1.90% due 11/1/03                                                   2,545,000
   9,115,000  VMIG 1*   Fiddlers Business Improvement District Greenwood CO
                          1.15% VRDO                                                          9,115,000
  10,000,000  VMIG 1*   Lowry Economic Redevelopment Authority Series A
                          1.05% VRDO                                                         10,000,000

                       See Notes to Financial Statements.


 4   Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Colorado -- 1.5% (continued)
                        Regional Transportation District of Colorado:
                          Series 01A TECP:
$  7,500,000  A-1+          1.10% due 10/6/03                                            $    7,500,000
  20,000,000  A-1+          0.95% due 12/8/03                                                20,000,000
  10,000,000  A-1+        Transit Vehicles Project COP Series A 1.10% VRDO                   10,000,000
-------------------------------------------------------------------------------------------------------
                                                                                            118,070,000
-------------------------------------------------------------------------------------------------------
Delaware -- 0.1%
   7,000,000  NR+       Sussex County DE Perdue Farms Inc. Project 1.25% VRDO AMT             7,000,000
-------------------------------------------------------------------------------------------------------
District of Columbia -- 2.4%
                        District of Columbia GO:
      35,000  A-1+        Series B FSA-Insured 1.07% VRDO                                        35,000
  82,170,000  A-1+        Series C FGIC-Insured 1.11% VRDO                                   82,170,000
                        District of Columbia Revenue:
  11,810,000  A-1         American Association of Colleges 1.05% VRDO                        11,810,000
  25,500,000  A-1         American Red Cross 0.85% due 10/9/03 TECP                          25,500,000
  13,145,000  A-1         American Society of Microbiology Series 99A 1.05% VRDO             13,145,000
  17,600,000  A-1         American University 1.10% VRDO                                     17,600,000
   4,620,000  NR+         Enterprises LLC Project 1.25% VRDO AMT                              4,620,000
   5,500,000  A-1+        Henry J. Kaiser Family Foundation 1.09% VRDO                        5,500,000
     160,000  A-1+        JFK Center for Performing Arts AMBAC-Insured
                            1.10% VRDO                                                          160,000
   1,000,000  A-1+        Medlantic/Helix Health Systems Series B FSA-Insured
                            1.25% VRDO                                                        1,000,000
  11,000,000  VMIG 1*     St. Patrick's Episcopal 1.10% VRDO                                 11,000,000
  12,350,000  A-1+      Metropolitan Washington DC Airport Authority Series C
                          FSA-Insured 1.10% VRDO AMT                                         12,350,000
-------------------------------------------------------------------------------------------------------
                                                                                            184,890,000
-------------------------------------------------------------------------------------------------------
Florida -- 5.0%
     100,000  VMIG 1*   Alachua County FL Health Facilities Authority Continuing Care
                          Oak Hammock University Project Series A 1.20% VRDO                    100,000
                        Broward County FL Health Facilities Authority MFH:
   3,450,000  A-1         Fishermen's Landing Project 1.10% VRDO                              3,450,000
   3,000,000  A-1         Margate Investments Project 1.10% VRDO                              3,000,000
  13,280,000  A-1+      Broward County FL Sales Tax Revenue Series A
                          1.00% due 10/29/03 TECP                                            13,280,000
  21,815,000  A-1+      Charlotte County FL Utilities Series A FSA-Insured 1.10% VRDO        21,815,000
   7,205,000  A-1+      Duval County FL HFA MFH Lighthouse Bay Apartments
                          FHLMC-Insured 1.10% VRDO                                            7,205,000
                        Florida HFA MFA:
   4,500,000  A-1+        Lighthouse Bay Apartments Series 1 FHLMC-Insured
                            1.10% VRDO                                                        4,500,000
   8,350,000  A-1+        Pinnacle Grove Apartments Series A FNMA-Insured
                            1.15% VRDO AMT                                                    8,350,000
   4,800,000  VMIG 1*     River Oaks FHLMC-Insured 1.10% VRDO                                 4,800,000

                       See Notes to Financial Statements.


 5   Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Florida -- 5.0% (continued)
                        Florida Local Government Finance Commission TECP:
$  3,800,000  A-1         0.95% due 11/9/03                                              $    3,800,000
   1,221,000  A-1         1.00% due 1/12/04                                                   1,221,000
  30,254,000  A-1         1.00% due 2/6/04                                                   30,254,000
  14,000,000  Aaa*      Fort Lauderdale FL Pine Crest Preparatory School Project
                          FSA-Insured 1.10% VRDO                                             14,000,000
  28,340,000  A-1+      Highlands County FL Health Facilities Authority Adventist
                          Health System Series A 1.10% VRDO                                  28,340,000
   3,810,000  A-1+      Hillsborough County FL EFA Southwest Florida College
                          Project 1.15% VRDO                                                  3,810,000
   3,560,000  A-1+      Hillsborough County FL IDA Petroleum Packers Project
                          1.20% VRDO AMT                                                      3,560,000
                        Jacksonville FL Electric Authority Revenue Electric Systems:
     100,000  A-1+        Series B 1.25% VRDO                                                   100,000
     100,000  A-1+        Series C 1.25% VRDO                                                   100,000
   4,450,000  A-1+        Series F 1.25% VRDO                                                 4,450,000
   9,350,000  VMIG 1*   Jacksonville FL Sales Tax Munitop Series 2003-6 MBIA-Insured
                          PART 1.18% due 3/10/04                                              9,350,000
     500,000  NR+       Lee County FL IDR Healthcare Facilities Hope Hospice Project
                          1.10% VRDO                                                            500,000
   2,630,000  A-1+      Manatee County FL HFA Carriage Club Apartment
                          FNMA-Insured 1.10% VRDO                                             2,630,000
   2,550,000  NR+       Manatee County FL IDR Avon Cabinet Corp. Project
                          1.25% VRDO AMT                                                      2,550,000
   5,070,000  Aa2*      Miami FL Health Facilities Authority Jewish Home & Hospital
                          Aged Project 1.10% VRDO                                             5,070,000
   5,415,000  A-1+      Miami-Dade FL EFA International University Foundation
                          Project 1.10% VRDO                                                  5,415,000
   1,600,000  NR+       Miami-Dade FL HFA MFH Ward Towers Assisted Series B
                          1.25% VRDO AMT                                                      1,600,000
                        Miami-Dade FL IDA IDR:
   6,035,000  Aa2*        Carrollton School Project 1.08% VRDO                                6,035,000
   6,975,000  NR+         Lawson Industries Inc. Project 1.25% VRDO AMT                       6,975,000
   7,700,000  A-1+      Orange County FL Health Facilities Authority Adventist/Sunbelt
                          Health System 1.10% VRDO                                            7,700,000
                        Orlando & Orange County Expressway Authority FSA-Insured:
  17,700,000  A-1+        Series C-1 1.05% VRDO                                              17,700,000
  17,835,000  A-1+        Series C-2 1.05% VRDO                                              17,835,000
   6,600,000  A-1+        Series C-4 1.05% VRDO                                               6,600,000
  29,015,000  A-1+        Series D 1.05% VRDO                                                29,015,000
                        Palm Beach County FL:
   3,700,000  VMIG 1*     Criminal Justice Facilities Series 191 PART
                            1.25% due 9/9/04                                                  3,700,000
   8,400,000  A-1+        School Board COP Series B 1.05% VRDO                                8,400,000
   7,000,000  NR+         St. Andrews School of Boca Raton 1.10% VRDO                         7,000,000

                       See Notes to Financial Statements.


 6   Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Florida -- 5.0% (continued)
$  2,200,000  VMIG 1*   Pasco County FL Health Facilities Authority MFH Carlton Arms
                          Magnolia Project 1.20% VRDO                                    $    2,200,000
   4,500,000  A-1+      Pasco County FL School Board COP AMBAC-Insured
                          1.05% VRDO                                                          4,500,000
   2,350,000  NR+       Pinellas County FL IDR Molex Inc. Project Series 91
                          1.25% VRDO AMT                                                      2,350,000
  15,650,000  VMIG 1*   Sarasota County FL Public Hospital Board Sarasota Memorial
                          Hospital Series A AMBAC-Insured 1.23% VRDO                         15,650,000
     100,000  A-1+      St. John's County FL HFA Remington FNMA-Insured
                          1.10% VRDO                                                            100,000
                        Sunshine State Governmental Finance Commission:
                          AMBAC-Insured:
   4,720,000  VMIG 1*       1.05% VRDO                                                        4,720,000
  10,000,000  VMIG 1*       1.07% VRDO                                                       10,000,000
  11,355,000  A-1+        Series A 0.95% due 10/6/03 TECP AMT                                11,355,000
                          Series G FGIC-Insured TECP:
  12,040,000  A-1+          0.93% due 10/6/03                                                12,040,000
  20,000,000  A-1+          0.95% due 10/16/03 AMT                                           20,000,000
   3,400,000  VMIG 1*   Volusia County FL HFA MFH Anatole Apartments
                          FNMA-Insured 1.10% VRDO                                             3,400,000
-------------------------------------------------------------------------------------------------------
                                                                                            380,525,000
-------------------------------------------------------------------------------------------------------
Georgia -- 6.1%
  19,140,000  A-1+      Albany-Dougherty County GA Hospital Authority Phoebe
                          Putney Memorial Hospital AMBAC-Insured 1.10% VRDO                  19,140,000
                        Atlanta GA Airport Authority:
  25,000,000  SP-1+       BAN 2.25% due 10/30/03                                             25,005,144
                          MBIA-Insured:
   2,000,000  A-1+          Series B-3 1.08% VRDO                                             2,000,000
  11,000,000  A-1+          Series C-1 1.10% VRDO                                            11,000,000
   8,000,000  VMIG 1*     MERLOT Series C FGIC-Insured PART 1.20% VRDO AMT                    8,000,000
   9,995,000  A-1         MSTC Series 01-137 FGIC-Insured PART
                            1.52% due 12/10/03 AMT (b)                                        9,995,000
   4,425,000  A-1+      Atlanta GA Water & Wastewater Revenue MSTC Series SGA
                          145 MBIA-Insured PART 1.14% VRDO                                    4,425,000
                        Bibb County GA Development Authority:
   6,750,000  Aa2*        Baptist Village Project 1.10% VRDO                                  6,750,000
   4,800,000  Aa2*        Stratford Academy Project 1.10% VRDO                                4,800,000
   2,900,000  Aa2*      Carrollton GA IDR Holox Limited Project 1.20% VRDO AMT                2,900,000
   8,825,000  Aa1*      Clayton County GA Hospital Authority Southern Regional
                          Medical Center Project Series B 1.10% VRDO                          8,825,000
                        Cobb County GA Development Authority:
   5,000,000  VMIG 1*     Boy Scouts of America Atlanta Project 1.10% VRDO                    5,000,000
     900,000  Aa2*        IDR RLR Industries Inc. Project 1.20% VRDO AMT                        900,000
  10,440,000  Aa2*      Columbus GA Hospital Authority St. Francis Hospital Income
                          Project 1.10% VRDO                                                 10,440,000

                       See Notes to Financial Statements.


 7   Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Georgia -- 6.1% (continued)
                        De Kalb County GA Development Authority:
$  6,345,000  A-1         Health Scholarships Inc. Project 1.05% VRDO                    $    6,345,000
   5,800,000  Aa2*        Marist School Inc. Project 1.10% VRDO                               5,800,000
   6,630,000  A-1       De Kalb County GA Housing Authority MFH Crow Wood
                          Arbor Association 1.05% VRDO                                        6,630,000
     700,000  Aa2*      Dodge County GA IDA Sylvan Hardwoods LLC Project
                          1.20% VRDO AMT                                                        700,000
                        Fulton County GA Development Authority:
  10,100,000  A-1         Alfred & Adele Davis Academy 1.05% VRDO                            10,100,000
  24,210,000  Aa2*        EFA Catholic School Properties Inc. 1.05% VRDO                     24,210,000
   4,390,000  Aa2*        Holy Innocents Episcopal School 1.10% VRDO                          4,390,000
                          IDA:
   2,200,000  Aa2*          Charles Mackarvich Project 1.20% VRDO AMT                         2,200,000
   8,000,000  VMIG 1*       Spelman College Project 1.10% VRDO                                8,000,000
   2,000,000  Aa2*        Lovett School Project 1.10% VRDO                                    2,000,000
  10,325,000  Aa2*        Robert W. Woodruff Arts Project 1.05% VRDO                         10,325,000
   2,000,000  A-1+        Sheltering Arms Project 1.10% VRDO                                  2,000,000
   5,200,000  A-1+        Southside Medical Center Inc. Project 1.05% VRDO                    5,200,000
   3,500,000  VMIG 1*     Trinity School Inc. Project 1.10% VRDO                              3,500,000
   3,690,000  Aa2*        West End Medical Center 1.05% VRDO                                  3,690,000
  15,000,000  Aa2*        Woodward Academy Inc. Project 1.10% VRDO                           15,000,000
   8,250,000  A-1       Fulton County GA Housing Authority MFH Spring Creek
                          Crossing 1.05% VRDO                                                 8,250,000
                        Gainesville GA EDA Riverside Military Project:
   9,685,000  Aa2*        1.05% VRDO                                                          9,685,000
   6,000,000  VMIG 1*     1.10% VRDO                                                          6,000,000
   5,970,000  A-1+      Georgia State HFA Series 299 PART 1.35% due 1/8/04                    5,971,463
   2,600,000  NR+       Georgia State Port Authority Colonels Terminal Project
                          1.20% VRDO AMT                                                      2,600,000
                        Gwinnett County GA Development Authority:
   5,400,000  Aa2*        Greater Atlanta Christian Project 1.10% VRDO                        5,400,000
                          Wesleyan School Inc. Project:
  10,200,000  VMIG 1*       1.10% VRDO                                                       10,200,000
  10,000,000  Aa2*          1.10% VRDO                                                       10,000,000
   7,000,000  Aa1*      Henry County GA Development Authority Pacific Corp. Project
                          1.10% VRDO                                                          7,000,000
   1,700,000  Aa2*      Jackson County GA IDA Snider Tire Inc. Project
                          1.20% VRDO AMT                                                      1,700,000
  31,490,000  VMIG 1*   Macon-Bibb County GA Hospital Authority Medical Center
                          of Central Georgia 1.10% VRDO                                      31,490,000
                        Municipal Electric Authority Georgia Project:
   4,715,000  A-1+        MSTC Series SGA-1 MBIA-Insured PART 1.14% VRDO                      4,715,000
  37,400,000  A-1+        Series II 85 B 0.88% due 10/2/03 TECP                              37,400,000
  19,473,000  A-1+        Series B 0.88% due 10/7/03 TECP                                    19,473,000
   2,500,000  A-1+        Series D MBIA-Insured 1.05% VRDO                                    2,500,000

                       See Notes to Financial Statements.


 8   Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Georgia -- 6.1% (continued)
$ 30,435,000  A-1       Private Colleges & Universities Authority GA Emory University
                          Series SG 146 PART 1.10% VRDO                                  $   30,435,000
   6,000,000  Aa2*      Rabun County GA Development Authority MFH Nocoochee
                          School Project 1.10% VRDO                                           6,000,000
   6,000,000  A-1       Richmond County GA DFA Educational Facilities St. Mary
                          on the Hill Project 1.05% VRDO                                      6,000,000
   8,345,000  A-1+      Roswell GA Housing Authority Post Canyon Project
                          FNMA-Insured 1.08% VRDO                                             8,345,000
   2,150,000  Aa2*      Screven County GA IDA IDR Sylvania Yarn Systems Inc. Project
                          1.15% VRDO AMT                                                      2,150,000
                        Smyrna GA Housing Authority MFH:
   7,000,000  A-1+        Hills of Post Village Project FNMA-Insured 1.08% VRDO               7,000,000
   5,500,000  Aa2*        Walnut Grove Project 1.15% VRDO AMT                                 5,500,000
                        Tift County GA IDA IDR:
   3,400,000  A-1+        Burlen Corp Project 1.20% VRDO AMT                                  3,400,000
   3,000,000  Aa3*        Queen Carpet Corp. Project Series A 1.20% VRDO AMT                  3,000,000
   4,310,000  Aa2*      Union County GA Development Authority Boy Scouts
                          of America Atlanta Project 1.10% VRDO                               4,310,000
   1,700,000  NR+       Valdosta-Lowndes County GA IDA IDR South Georgia
                          Pecan Co. Project 1.20% VRDO AMT                                    1,700,000
-------------------------------------------------------------------------------------------------------
                                                                                            469,494,607
-------------------------------------------------------------------------------------------------------
Hawaii -- 0.5%
  10,225,000  A-1       Hawaii State Airport MSTC Series 01-146 FGIC-Insured PART
                          1.17% VRDO AMT (b)                                                 10,225,000
                        Honolulu HI City & County GO:
  10,845,000  A-1         MSTC Series 01-119A FSA-Insured PART 1.14% VRDO (b)                10,845,000
  13,000,000  A-1+        Series 01C FGIC-Insured 1.30% due 12/4/03                          13,000,000
   8,145,000  A-1+        Series A 1.05% VRDO                                                 8,145,000
-------------------------------------------------------------------------------------------------------
                                                                                             42,215,000
-------------------------------------------------------------------------------------------------------
Idaho -- 0.2%
                        Idaho HFA:
   3,225,000  A-1+        Balmoral Apartments Project 1.30% VRDO AMT                          3,225,000
                          SFM Class 1:
   5,000,000  VMIG 1*       Series A-2 1.12% VRDO AMT                                         5,000,000
   4,825,000  VMIG 1*       Series F-1 1.12% VRDO AMT                                         4,825,000
-------------------------------------------------------------------------------------------------------
                                                                                             13,050,000
-------------------------------------------------------------------------------------------------------
Illinois -- 10.0%
                        Chicago IL Board of Education GO:
  28,940,000  A-1         MSTC Series 71 FGIC-Insured PART 1.14% (b)                         28,940,000
  13,250,000  A-1+        Series D FSA-Insured 1.10% VRDO                                    13,250,000

                       See Notes to Financial Statements.


 9   Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Illinois -- 10.0% (continued)
                        Chicago IL GO:
$ 54,500,000  A-1+        Metropolitan Water Reclamation District Series E
                            1.10% VRDO                                                   $   54,500,000
   5,090,000  A-1         MSTC Series 9012 FGIC-Insured PART 1.10% VRDO (b)                   5,090,000
  15,000,000  A-1+        Series B FGIC-Insured 1.10% VRDO                                   15,000,000
   8,600,000  A-1+        Series SGA-99 FGIC-Insured PART 1.14% VRDO                          8,600,000
   3,400,000  NR+       Chicago IL MFH Hyde Park Redevelopment Ltd. Project
                          1.23% VRDO AMT                                                      3,400,000
  22,300,000  A-1+      Chicago IL Neighborhoods Alive Series 21-B MBIA-Insured
                          1.10% VRDO                                                         22,300,000
   9,760,000  A-1       Chicago IL O'Hare International Airport MSTC Series 158
                          AMBAC-Insured PART 1.17% VRDO AMT (b)                               9,760,000
  46,040,000  VMIG 1*   Chicago IL Water Authority Munitops Series 98-4E
                          FGIC-Insured PART 1.18% VRDO                                       46,040,000
                        Cook County IL GO:
  35,000,000  A-1+        Capital Improvement Series B 1.04% VRDO                            35,000,000
   3,500,500  VMIG 1*     Series 458 FGIC-Insured PART 1.14% VRDO                             3,500,500
   5,670,000  A-1+        Series SGA-3 MBIA-Insured PART 1.14% VRDO                           5,670,000
                        Cook County IL IDR:
   2,125,000  A-1         Kenneth Properties Project 1.18% VRDO AMT                           2,125,000
   4,155,000  A-1         Little Lady Foods Inc. Project 1.18% VRDO AMT                       4,155,000
   1,680,000  Aa3*      Crawford County IL Manufacturing Facilities Fair-Rite
                          Products Corp. 1.20% VRDO AMT                                       1,680,000
                        Du Page IL Transportation MSTC FSA-Insured PART:
   9,995,000  A-1         Series 139 1.47% due 12/10/03 (b)                                   9,995,000
  18,010,000  A-1         Series 140 1.47% due 12/10/03 (b)                                  18,010,000
                        Illinois DFA:
   4,600,000  VMIG 1*     Chicago Educational Television Association Series A
                            1.10% VRDO                                                        4,600,000
   2,935,000  A-1+        Chicago Symphony Orchestra 1.08% VRDO                               2,935,000
   5,250,000  A-1         Council for Jewish Elderly 1.10% VRDO                               5,250,000
  29,200,000  A-1         Evanston Northwestern Series A 1.10% VRDO                          29,200,000
   4,500,000  A-1+        Glenwood School for Boys 1.10% VRDO                                 4,500,000
                          IDR:
   3,155,000  A-1           6 West Hubbard Street 1.10% VRDO AMT                              3,155,000
   3,800,000  NR+           Delta Unibus Corp. Project 1.25% VRDO AMT                         3,800,000
      30,000  A-1           F.C. Ltd. Partnership Project 1.18% VRDO AMT                         30,000
   4,655,000  A-1           General Converting Inc. Project Series A 1.18% VRDO AMT           4,655,000
   5,000,000  A-1           Prairie Packaging Inc. Project 1.18% VRDO AMT                     5,000,000
   3,175,000  A-1           Profile Plastics Project 1.18% VRDO AMT                           3,175,000
   3,000,000  A-1+          Roll Service Inc. Project 1.15% VRDO AMT                          3,000,000
   2,850,000  A-1           Universal Press Inc. Project Series A 1.18% VRDO AMT              2,850,000
  10,700,000  A-1+        Metropolitan Family Services 1.10% VRDO                            10,700,000
   4,500,000  A-1         Oak Park Resource Corp. Project 1.12% VRDO                          4,500,000

                       See Notes to Financial Statements.


 10   Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Illinois -- 10.0% (continued)
                          Palos Community Hospital:
$ 21,500,000  A-1           1.10% VRDO                                                   $   21,500,000
  45,700,000  A-1           1.10% VRDO                                                       45,700,000
   5,950,000  A-1         Rosecrance Inc. Project 1.15% VRDO                                  5,950,000
   2,300,000  VMIG 1*     Sacred Heart Schools Project 1.10% VRDO                             2,300,000
                        Illinois EFA:
   7,800,000  VMIG 1*     Cultural Pool 1.05% VRDO                                            7,800,000
   5,000,000  A-1         St. Xavier University Project Series A 1.13% VRDO                   5,000,000
                          University of Chicago TECP:
  10,000,000  A-1+          0.98% due 6/1/04                                                 10,000,000
   9,000,000  A-1+          1.00% due 7/30/04                                                 9,000,000
                        Illinois HDA:
   2,615,000  A-1         Community Howard Theatre 1.18% VRDO AMT                             2,615,000
  11,570,000  A-1         MFH Lakeshore Plaza Series A MBIA-Insured 1.10% VRDO               11,570,000
                        Illinois Health Facilities Authority:
                          Alexian Brothers Medical Center MBIA-Insured TECP:
   2,175,000  A-1+          Series 05 0.92% due 11/4/03                                       2,175,000
   3,150,000  A-1+          Series 12 0.92% due 11/4/03                                       3,150,000
   5,435,000  A-1+          Series 14 0.92% due 11/4/03                                       5,435,000
   5,600,000  A-1+          Series 16 0.90% due 10/2/03                                       5,600,000
                          Carle Foundation Hospital:
   5,600,000  A-1+          AMBAC-Insured 1.10% VRDO                                          5,600,000
   1,900,000  A-1+          Series B 1.10% VRDO                                               1,900,000
  18,430,000  A-1         Chestnut Square Glen Project Series C 1.10% VRDO                   18,430,000
  14,300,000  A-1         Franciscan Eldercare Services 1.10% VRDO                           14,300,000
  12,100,000  VMIG 1*     Gottlieb Health Resources Inc. 1.05% VRDO                          12,100,000
   5,000,000  A-1         Herman M. Finch University 1.10% VRDO                               5,000,000
  18,125,000  A-1         Lutheran St. Ministries Series B 1.10% VRDO                        18,125,000
  11,200,000  A-1         Palos Community Hospital Series B 1.10% VRDO                       11,200,000
   1,200,000  VMIG 1*     Pekin Memorial Health Series 97 1.17% VRDO                          1,200,000
  10,225,000  A-1         Resurrection Health Series B FSA-Insured 1.07% VRDO                10,225,000
  30,000,000  A-1+        Revolving Fund Pooled Loan Series B 1.10% VRDO                     30,000,000
  11,600,000  VMIG 1*     Southern Illinois Healthcare Inc. 1.05% VRDO                       11,600,000
   7,355,000  A-1+        St. Luke's Medical Center Series B MBIA-Insured
                            1.05% VRDO                                                        7,355,000
  10,000,000  A-1+        University of Chicago Hospitals Project Series 94C
                            MBIA-Insured 1.15% VRDO                                          10,000,000
   4,275,000  VMIG 1*   Illinois State GO Series 214 MBIA-Insured PART 1.14% VRDO             4,275,000
                        Illinois State Toll Highway Authority:
  34,300,000  A-1         MSTC Series 98-67 FSA-Insured PART 1.14% VRDO (b)                  34,300,000
   1,500,000  VMIG 1*     Series B FSA-Insured 1.10% VRDO                                     1,500,000
                        Illinois Student Assistance Commission Student Loan Revenue:
                          Series A:
   4,300,000  VMIG 1*       1.10% VRDO AMT                                                    4,300,000
   1,300,000  VMIG 1*       MBIA-Insured 1.11% VRDO AMT                                       1,300,000
   2,315,000  AAA         Series XX 1.27% VRDO AMT                                            2,391,353

                       See Notes to Financial Statements.


 11  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Illinois -- 10.0% (continued)
$  3,500,000  A-1+      Lisle IL MFH Ashley of Lisle Project FHLB-Insured 1.07% VRDO     $    3,500,000
   3,300,000  A-1+      Lockport IL IDR Panduit Corp. Project 1.07% VRDO AMT                  3,300,000
   1,690,000  A-1       Oak Lawn IL IDR Lavergne Partners Project 1.18% VRDO AMT              1,690,000
   5,250,000  Aa2*      Pekin IL IDR BOC Group Inc. Project 1.05% VRDO                        5,250,000
   5,950,000  A-1       Plainfield IL IDR PM Venture Inc. Project 1.18% VRDO AMT              5,950,000
   4,885,000  VMIG 1*   Regional Transportation Authority of Illinois MERLOT
                          Series A 73 MBIA-Insured PART 1.15% VRDO                            4,885,000
   6,400,000  A-1       Schaumberg IL MFH Windsong Apartments Project
                          1.12% VRDO                                                          6,400,000
   4,400,000  A-1       Tinley Park IL MFH Edgewater Walk IIIA & IIIB 1.12% VRDO              4,400,000
  13,600,000  A-1+      University of Illinois Health Services Facilities Systems
                          Series B 1.10% VRDO                                                13,600,000
-------------------------------------------------------------------------------------------------------
                                                                                            766,236,853
-------------------------------------------------------------------------------------------------------
Indiana -- 4.0%
   1,285,000  Aa2*      Bluffton IN IDR Snider Tire Inc. Project 1.20% VRDO AMT               1,285,000
   4,100,000  P-1*      Fort Wayne IN EDR Technology Project 1.20% VRDO AMT                   4,100,000
  21,980,000  A-1       Fort Wayne IN Hospital Authority Ancilla Systems Inc.
                          Series 97-19 MBIA-Insured PART 1.14% VRDO (b)                      21,980,000
   2,714,000  VMIG 1*   Franklin IN EDR Pedcor Investments 1.18% VRDO AMT                     2,714,000
  17,205,000  SP-1+     Indiana Bond Bank Midyear Funding Program Series A
                          1.25% due 4/15/04                                                  17,234,382
                        Indiana Health Facilities Finance Authority:
  20,000,000  A-1+        Ascension Health System 0.98% due 7/2/04                           20,000,000
   9,800,000  A-1         Baptist Homes of Indiana 1.10% VRDO                                 9,800,000
  15,000,000  A-1+        Community Hospital Project Series B 1.10% VRDO                     15,000,000
  12,375,000  A-1         Franciscan Eldercare Project Series B 1.10% VRDO                   12,375,000
   6,500,000  A-1+        Golden Years Homestead Series A 1.15% VRDO                          6,500,000
  27,800,000  A-1       Indiana Hospital Equipment Finance Authority Series 85-A
                          MBIA-Insured 1.05% VRDO                                            27,800,000
                        Indiana State EFA:
   3,400,000  NR+         Indiana Wesleyan Project 1.10% VRDO                                 3,400,000
   3,350,000  VMIG 1*     Marian College Project 1.10% VRDO                                   3,350,000
   2,000,000  VMIG 1*     Wabash College Project 1.15% VRDO                                   2,000,000
   5,000,000  A-1       Indiana State Office Building Commission Facilities Pendleton
                          Juvenile Facility Series A 1.08% VRDO                               5,000,000
                        Indiana Transportation Finance Authority Highway Revenue:
  20,000,000  MIG 1*      BAN 1.50% due 10/3/03                                              20,000,597
   1,895,000  VMIG 1*     Series 853 FSA-Insured 1.14% VRDO                                   1,895,000
   6,615,000  A-1       Indiana University Student Residence Systems 1.08% VRDO               6,615,000
                        Indianapolis IN EDA:
   4,100,000  Aa3*        Herff Jones Inc. Project 1.22% VRDO AMT                             4,100,000
   7,447,000  NR+         Pedcor Waterfront Investments Series 99A FHLB-Insured
                            1.16% VRDO AMT                                                    7,447,000

                       See Notes to Financial Statements.


 12  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Indiana -- 4.0% (continued)
                        Indianapolis IN Local Public Improvement Bond Bank:
$ 22,400,000  SP-1+       Series F AMBAC-Insured 1.25% due 1/8/04                        $   22,422,289
  26,600,000  A-1         Series F-1 MBIA-Insured 1.05% VRDO                                 26,600,000
  39,500,000  A-1+      Petersburg IN PCR Indiana Power & Light Co. Series B
                          AMBAC-Insured 1.10% VRDO                                           39,500,000
  20,000,000  A-1+      Vernon IN PCR Solid Waste General Electric Co. Series 89A
                          0.85% due 10/8/03 TECP                                             20,000,000
   5,125,000  A-1       Warren Township IN Vision 2005 School Building Series A52
                          FGIC-Insured PART 1.15% VRDO                                        5,125,000
-------------------------------------------------------------------------------------------------------
                                                                                            306,243,268
-------------------------------------------------------------------------------------------------------
Iowa -- 0.6%
   1,600,000  VMIG 1*   Hills IA Healthcare Mercy Hospital Project 1.20% VRDO                 1,600,000
                        Iowa Finance Authority:
   5,370,000  A-1+        Iowa Health System Series B AMBAC-Insured 1.13% VRDO                5,370,000
   2,000,000  VMIG 1*     MFH Cedarwood Hills Project Series A FHLMC-Insured
                            1.15% VRDO                                                        2,000,000
   6,550,000  A-1+        Museum of Art Foundation 1.25% VRDO                                 6,550,000
   6,000,000  A-1+        Retirement Community Wesley Retirement Services
                            1.10% VRDO                                                        6,000,000
   5,815,000  A-1       Iowa Higher Education Loan Authority Loras College Project
                          1.20% VRDO                                                          5,815,000
  13,495,000  A-1       Iowa State Vision Special Fund MSTC Series 2001-173
                          MBIA-Insured PART 1.14% VRDO (b)                                   13,495,000
   4,995,000  Aaa*      Iowa Student Loan Liquidity Corp. Series 968 PART
                          1.18% VRDO                                                          4,995,000
-------------------------------------------------------------------------------------------------------
                                                                                             45,825,000
-------------------------------------------------------------------------------------------------------
Kansas -- 0.1%
   3,500,000  A-1       Kansas State DFA Shalom Obligation Group Series BB
                          1.20% VRDO                                                          3,500,000
   1,525,000  Aa2*      Lawrence KS IDR Ram Co. Project Series A 1.20% VRDO AMT               1,525,000
-------------------------------------------------------------------------------------------------------
                                                                                              5,025,000
-------------------------------------------------------------------------------------------------------
Kentucky -- 1.8%
  11,000,000  A-1+      Campbell & Kenton County KY Sanitation District No. 1 MSTC
                          Series SGA 130 FSA-Insured PART 1.14% VRDO                         11,000,000
   3,000,000  A-1+      Daviess County KY Exempt Facilities Kimberly-Clark Corp.
                          Project 1.20% VRDO AMT                                              3,000,000
                        Daviess County KY Solid Waste Disposal Facilities Scott
                          Paper Co. Project:
   1,850,000  A-1+          Series A 1.20% VRDO AMT                                           1,850,000
   4,800,000  A-1+          Series B 1.20% VRDO AMT                                           4,800,000
   8,000,000  VMIG 1*   Fulton County KY United Healthcare Hospital Co.
                          1.10% VRDO                                                          8,000,000
  35,000,000  SP-1      Kentucky Association of Counties TRAN 2.00% due 6/30/04              35,284,556

                       See Notes to Financial Statements.


 13  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Kentucky -- 1.8% (continued)
$  3,100,000  A-1+      Kentucky Higher Education Student Loan Corp. Series E
                          AMBAC-Insured 1.10% VRDO AMT                                   $    3,100,000
   2,990,000  A-1       Kentucky State Properties & Buildings Commission MSTC
                          Series 9027A FSA-Insured PART 1.17% VRDO (b)                        2,990,000
  19,011,500  A-1       Kentucky State Turnpike Authority Series 567 FSA-Insured
                          PART 1.14% VRDO                                                    19,011,500
  16,000,000  A-1+      Lexington KY Center Corp. Mortgage Series A
                          AMBAC-Insured 1.10% VRDO                                           16,000,000
  18,930,000  A-1+      Louisville & Jefferson County KY Metropolitan Sewer & Drain
                          System Series SG 132 FGIC-Insured 1.13% VRDO                       18,930,000
   3,300,000  A-1       Owensboro KY IDR West Irving Die Castings
                          1.18% VRDO AMT                                                      3,300,000
   9,505,000  A-1+      Williamsburg KY Educational Building Revenue Cumberland
                          Project 1.08% VRDO                                                  9,505,000
-------------------------------------------------------------------------------------------------------
                                                                                            136,771,056
-------------------------------------------------------------------------------------------------------
Louisiana -- 1.0%
   9,630,000  VMIG 1*   Louisiana HFA MFH New Orleans 1.10% VRDO                              9,630,000
                        Louisiana Local Government Environmental Facilities
                          Development Authority BASF Corp. Project:
  18,000,000  A-1+          1.20% VRDO AMT                                                   18,000,000
   6,000,000  A-1+          Series A 1.20% VRDO AMT                                           6,000,000
  15,000,000  A-1+          Series B 1.14% VRDO                                              15,000,000
  14,000,000  A-1+      Louisiana State Offshore Terminal Authority Deepwater Port
                          Revenue Loop Inc. 1.10% VRDO                                       14,000,000
  10,000,000  A-1+      New Orleans LA Aviation Board Series B MBIA-Insured
                          1.10% VRDO                                                         10,000,000
   5,000,000  Aa2*      Ouachita Parish LA IDB IDR Sulzer Escher Wyss Inc. Project
                          1.15% VRDO                                                          5,000,000
-------------------------------------------------------------------------------------------------------
                                                                                             77,630,000
-------------------------------------------------------------------------------------------------------
Maine -- 0.3%
   4,450,000  A-1       Auburn ME Revenue Obligation Morse Brothers Inc. Project
                          1.20% VRDO AMT                                                      4,450,000
   1,980,000  A-1       Gorham ME Revenue Obligation Montalvo Properties LLC
                          Project Series A 1.20% VRDO AMT                                     1,980,000
                        Maine State GO BAN:
  10,680,000  SP-1+       1.75% due 6/24/04                                                  10,751,805
   4,560,000  MIG 1*      2.00% due 6/24/04                                                   4,591,054
-------------------------------------------------------------------------------------------------------
                                                                                             21,772,859
-------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


 14  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Maryland -- 3.9%
$  4,000,000  VMIG 1*   Baltimore County MD EDR St. Timothy's School Project
                          1.10% VRDO                                                     $    4,000,000
                        Baltimore MD GO:
  15,000,000  A-1+        Series 95 0.89% due 11/3/03 TECP                                   15,000,000
   7,505,000  A-1         Series PT-364 PART 1.10% due 4/29/04                                7,505,000
   9,000,000  A-1+      Baltimore MD IDA Baltimore Capital Acquisition 1.10% VRDO             9,000,000
  12,830,000  A-1+      Gaithersburg MD EDA Asbury Methodist Village Inc.
                          MBIA-Insured 1.10% VRDO                                            12,830,000
   2,215,000  A-1+      Howard County MD IDR Preston County Ltd. Partnership
                          1.35% VRDO AMT                                                      2,215,000
   8,890,000  A-1       Howard County MD Vantage House Facilities Series B
                          1.10% VRDO                                                          8,890,000
   6,215,000  A-1       Maryland CDA MSTC Series 1999-76 FSA-Insured PART
                          1.52% due 12/10/03 AMT (b)                                          6,215,000
                        Maryland State EDC Series A:
   2,000,000  A-1+        Associated Projects 1.10% VRDO                                      2,000,000
   7,000,000  VMIG 1*     College Park LLC 1.10% VRDO                                         7,000,000
                        Maryland State GO PART:
   9,575,000  A-1         Series 389 1.10% due 4/29/04                                        9,575,000
  20,850,000  A-1         Series 390 1.00% due 1/8/04                                        20,850,000
                        Maryland State Health & Higher Education:
   7,800,000  A-1+        Catholic Health Series B 1.05% VRDO                                 7,800,000
  13,157,000  A-1+        John Hopkins University 0.85% due 10/28/03 TECP                    13,157,000
   3,600,000  VMIG 1*   Maryland State IDA Calvert School Inc. 1.10% VRDO                     3,600,000
  85,410,000  A-1+      Maryland State Stadium Authority Sports Facilities Lease
                          1.15% VRDO AMT                                                     85,410,000
                        Montgomery County MD EDA Howard Hughes
                          Medical Institute:
  23,500,000  A-1+          Series A 1.07% VRDO                                              23,500,000
  25,500,000  A-1+          Series B 1.04% VRDO                                              25,500,000
  18,500,000  A-1+          Series C 1.07% VRDO                                              18,500,000
                        Montgomery County MD GO:
   8,000,000  A-1+        Series 02 0.85% due 10/8/03 TECP                                    8,000,000
   6,265,000  A-1         Series PT-401 PART 1.10% due 4/29/04                                6,265,000
-------------------------------------------------------------------------------------------------------
                                                                                            296,812,000
-------------------------------------------------------------------------------------------------------
Massachusetts -- 2.2%
                        Massachusetts State DFA:
   1,300,000  A-1         Carleton-Willard Village 1.10% VRDO                                 1,300,000
   1,500,000  A-1         Clark University Series A AMBAC-Insured 1.05% VRDO                  1,500,000
   5,000,000  A-1+        Higher Education-Smith College 1.05% VRDO                           5,000,000
   1,000,000  A-1+        Newark Group Project Series A 1.10% VRDO                            1,000,000
   1,000,000  VMIG 1*     Notre Dame Healthcare Center 1.16% VRDO                             1,000,000

                       See Notes to Financial Statements.


 15  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Massachusetts -- 2.2% (continued)
$  2,000,000  VMIG 1*     Semass System Series 563 MBIA-Insured PART
                            1.08% VRDO                                                   $    2,000,000
                          Series B TECP:
   1,356,000  A-1           0.95% due 10/1/03                                                 1,356,000
   5,100,000  A-1           0.85% due 1/12/04                                                 5,100,000
                        Massachusetts State GO:
   1,500,000  A-1+        Central Artery Series A 1.20% VRDO                                  1,500,000
  34,990,000  A-1         MSTC 2002-209 FSA-Insured 1.50% due 12/9/03 (b)                    34,990,000
   4,000,000  VMIG 1*     Series 314 PART 1.13% VRDO                                          4,000,000
                        Massachusetts State HEFA:
   2,405,000  A-1         Berklee College Series 385 MBIA-Insured PART
                            1.05% due 7/8/04                                                  2,405,000
   6,330,000  A-1         Hallmark Health Systems Series B FSA-Insured 1.15% VRDO             6,330,000
                          Harvard University:
   1,000,000  VMIG 1*       MERLOT Series WW PART 1.06% VRDO                                  1,000,000
                            Series EE TECP:
   3,982,000  NR+             0.85% due 10/15/03                                              3,982,000
  15,758,000  NR+             0.85% due 10/16/03                                             15,758,000
   2,850,000  A-1+        Partners Healthcare System P-1 FSA-Insured 1.05% VRDO               2,850,000
   1,000,000  A-1+        Wellesley College Issue E 1.00% VRDO                                1,000,000
  17,300,000  A-1+      Massachusetts State HFA 2003 Series F FSA-Insured
                          1.05% VRDO                                                         17,300,000
                        Massachusetts State Water Resource Authority:
   2,000,000  A-1         Series B AMBAC-Insured 1.05% VRDO                                   2,000,000
  38,600,000  A-1+        Series D FGIC-Insured 1.05% VRDO                                   38,600,000
  15,000,000  MIG 1*    Newton MA BAN 1.50% due 8/27/04                                      15,071,201
-------------------------------------------------------------------------------------------------------
                                                                                            165,042,201
-------------------------------------------------------------------------------------------------------
Michigan -- 3.6%
   7,000,000  VMIG 1*   Detroit MI City School Building Munitop 2002-29 GO
                          FGIC-Insured PART 1.05% due 1/28/04                                 7,000,000
                        Detroit MI Sewer Disposal:
   3,400,000  A-1+        Series A MBIA-Insured 1.05% VRDO                                    3,400,000
  10,000,000  A-1+        Series E2 FGIC-Insured 1.50% due 10/2/03                           10,000,000
   5,450,000  A-1+      Detroit MI Water Supply Second Lien Series C FGIC-Insured
                          1.07% VRDO                                                          5,450,000
   6,655,000  A-1       Hartland MI School District MSTC Series 01-127 PART
                          1.14% VRDO (b)                                                      6,655,000
  12,355,000  A-1+      Holt MI Public Schools Q-SBLF-Insured 1.05% VRDO                     12,355,000
  25,000,000  SP-1+     Michigan Muni Bond Authority Series B-2 2.00% due 8/23/04            25,214,455
                        Michigan State Building Authority:
  21,900,000  A-1+        Series I 1.10% VRDO                                                21,900,000
  29,900,000  A-1+        Series 3 1.00% due 10/23/03 TECP                                   29,900,000

                       See Notes to Financial Statements.


  16  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Michigan -- 3.6% (continued)
                        Michigan State GAN FSA-Insured:
$ 30,900,000  A-1+        Series C 1.07% VRDO                                            $   30,900,000
  28,800,000  A-1+        Series D 1.07% VRDO                                                28,800,000
                        Michigan State GO:
  10,000,000  A-1+        Series 01 A 0.95% due 10/14/03                                     10,000,000
  20,300,000  A-1+        Series B 0.95% due 10/14/03                                        20,300,000
                        Michigan State HDA:
   4,300,000  VMIG 1*     Limited Obligation Pine Ridge 1.05% VRDO                            4,300,000
                          Rental Housing MBIA-Insured:
      40,000  A-1+          Series A 1.10% VRDO                                                  40,000
     155,000  A-1+          Series C 1.05% VRDO                                                 155,000
  11,000,000  VMIG 1*     Shoal Creek 1.05% VRDO                                             11,000,000
  15,000,000  A-1+      Michigan State Higher Education Student Loan Authority
                          AMBAC-Insured 1.13% VRDO AMT                                       15,000,000
  15,000,000  A-1+      Saline MI Area Schools Q-SBLF-Insured 1.05% VRDO                     15,000,000
   7,000,000  VMIG 1*   Saline MI EDA Associate Spring Project Series 88
                          1.20% VRDO AMT                                                      7,000,000
  10,000,000  A-1+      University of Michigan University Revenue 1.05% VRDO                 10,000,000
-------------------------------------------------------------------------------------------------------
                                                                                            274,369,455
-------------------------------------------------------------------------------------------------------
Minnesota -- 0.6%
   5,090,000  A-1+      Bloomington MN MFH Norlan Partners LP Series A-1
                          FNMA-Insured 1.18% VRDO AMT                                         5,090,000
   3,200,000  VMIG 1*   Dakota County MN CDA MFH Regatta Commons Project
                          Series A 1.30% VRDO AMT                                             3,200,000
   2,600,000  VMIG 1*   Hennepin County MN HDA MFH Loring Park Apartments
                          1.20% VRDO AMT                                                      2,600,000
   3,210,000  A-1+      Minneapolis & St. Paul MN HDA Children's Health Care
                          Series B FSA-Insured 1.20% VRDO                                     3,210,000
   9,000,000  A-1+      Minneapolis & St. Paul MN Metropolitan Airport Commission
                          MSTC Series SGA 127 FGIC-Insured PART 1.14% VRDO                    9,000,000
   4,300,000  A-1+      Minnesota State HFA Residential Housing Series B
                          1.15% VRDO AMT                                                      4,300,000
   4,560,000  VMIG 1*   Plymouth MN MFH Parkside Apartments Projects
                          FNMA-Insured 1.10% VRDO                                             4,560,000
                        St. Paul MN HDA MFH:
   5,000,000  A-1+        Highland Retirement Project Series A 1.05% VRDO                     5,000,000
  10,000,000  VMIG 1*     Highland Ridge Project FHLMC-Insured 1.15% VRDO                    10,000,000
-------------------------------------------------------------------------------------------------------
                                                                                             46,960,000
-------------------------------------------------------------------------------------------------------
Miscellaneous -- 0.7%
                        Clipper Tax Exempt Certificates PART:
   7,997,088  VMIG 1*     Series 92-2 1.38% VRDO AMT                                          7,997,088
  20,000,000  VMIG 1*     Series 03-5 1.28% VRDO                                             20,000,000
  28,230,000  VMIG 1*     Series A FSA-Insured 1.33% VRDO                                    28,230,000
-------------------------------------------------------------------------------------------------------
                                                                                             56,227,088
-------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


 17  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Mississippi -- 0.2%
$  4,950,000  A-1+      Mississippi Hospital Equipment & Facilities Authority
                          Northern Mississippi Health Services Series 1 1.05% VRDO       $    4,950,000
   9,100,000  A-1+      Perry County MS PCR Leaf River Forest Production Project
                          1.05% VRDO                                                          9,100,000
   3,300,000  NR+       Washington County MS IDR La-Z-Boy Chair Co. Project
                          1.20% VRDO AMT                                                      3,300,000
-------------------------------------------------------------------------------------------------------
                                                                                             17,350,000
-------------------------------------------------------------------------------------------------------
Missouri -- 2.0%
   6,500,000  A-1       Boon County MO IDA Retirement Center Terrace
                          Apartments Project 1.13% VRDO                                       6,500,000
   1,650,000  NR+       Joplin MO IDA Smith & Smith Investments 1.20% VRDO AMT                1,650,000
                        Kansas City MO IDA MFH:
   3,750,000  VMIG 1*     Coach House North Apartment Project FHLMC-Insured
                            1.10% VRDO                                                        3,750,000
   6,200,000  A-1         Crooked Creek Apartments Project Series A
                            1.18% VRDO AMT                                                    6,200,000
  14,200,000  VMIG 1*   Missouri Higher Educational Loan Authority Series 90A
                          1.10% VRDO AMT                                                     14,200,000
   4,000,000  A-1       Missouri State Environmental Improvement & Energy Resource
                          Authority Utilicorp United Inc. Project 1.20% VRDO AMT              4,000,000
                        Missouri State HEFA:
   1,215,000  VMIG 1*     Assemblies of God College 1.10% VRDO                                1,215,000
   3,700,000  A-1         Cox Health System AMBAC-Insured 1.23% VRDO                          3,700,000
   3,900,000  NR+         Model Cities Health Corp. 1.10% VRDO                                3,900,000
                          School District Advance Funding Program:
   5,000,000  SP-1+         Cape Girardeau Series D 2.25% due 10/24/03                        5,002,015
   3,300,000  SP-1+         Jefferson Series I 2.25% due 10/24/03                             3,301,330
   6,000,000  SP-1+         Liberty 53 Series J 2.25% due 10/24/03                            6,002,418
   1,000,000  A-1+        St. Francis Medical Center Series A 1.20% VRDO                      1,000,000
   4,700,000  VMIG 1*     St. Louis University Series A 1.25% VRDO                            4,700,000
  24,800,000  A-1+        Stowers Institute Medical Research MBIA-Insured
                            1.08% VRDO                                                       24,800,000
  18,000,000  A-1+      Palmyra MO IDA Solid Waste Disposal BASF Corp. Project
                          1.20% VRDO AMT                                                     18,000,000
                        St. Charles County MO IDA IDR FNMA-Insured:
     600,000  A-1+        Casalon Apartments Project 1.08% VRDO                                 600,000
   3,000,000  A-1+        Remington Apartments Project 1.08% VRDO                             3,000,000
  25,000,000  SP-1+     St. Louis MO General Fund TRAN 2.00% due 6/25/04                     25,206,769
   9,500,000  NR+       St. Louis MO IDA MFH Parque Carondelet Apartment Project
                          1.23% VRDO AMT                                                      9,500,000
   3,900,000  A-1+      University of Missouri System Facilities Series B 1.22% VRDO          3,900,000
-------------------------------------------------------------------------------------------------------
                                                                                            150,127,532
-------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


 18  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Montana -- 0.1%
$  8,085,000  A-1+      Montana State Health Facilities Authority Health Care
                          Pooled Loan Program Series A FGIC-Insured 1.10% VRDO           $    8,085,000
-------------------------------------------------------------------------------------------------------
Nebraska -- 0.5%
                        Nebraska Helpers Inc. MBIA-Insured:
   4,495,000  VMIG 1*     Series 517 PART 1.22% VRDO AMT                                      4,495,000
   5,400,000  A-1+        Series B 1.20% VRDO AMT                                             5,400,000
                        Nebraska IFA:
   6,000,000  A-1         MFH Riverbend Apartments Project 1.18% VRDO AMT                     6,000,000
  19,995,000  A-1         SFH MERLOT Series A PART 1.20% VRDO AMT                            19,995,000
-------------------------------------------------------------------------------------------------------
                                                                                             35,890,000
-------------------------------------------------------------------------------------------------------
Nevada -- 0.8%
  21,720,000  VMIG 1*   Clark County NV School District Munitops Series 33
                          FSA-Insured PART 1.18% VRDO                                        21,720,000
                        Nevada Housing Division Series A:
   3,500,000  VMIG 1*     Multi Unit Housing 1.12% VRDO AMT                                   3,500,000
  22,085,000  A-1         Park Vista Apartments 1.10% VRDO                                   22,085,000
   4,460,000  VMIG 1*   Nevada Municipal Bond Bank Munitop MBIA-Insured
                          PART 1.18% VRDO                                                     4,460,000
  11,000,000  NR+       Nevada State GO PART 1.13% VRDO                                      11,000,000
-------------------------------------------------------------------------------------------------------
                                                                                             62,765,000
-------------------------------------------------------------------------------------------------------
New Hampshire -- 0.3%
   5,200,000  A-1       New Hampshire Higher Educational & Health Facilities
                          Authority New England Inc. Series E AMBAC-Insured
                          1.05% VRDO                                                          5,200,000
                        New Hampshire State Business Finance Authority:
  14,000,000  A-1+        Lonza Biologics Inc. Series 98 1.20% VRDO AMT                      14,000,000
   2,100,000  A-1+        Luminescent Systems Inc. 1.15% VRDO AMT                             2,100,000
   1,560,000  A-1         Park Nameplate Co. 1.20% VRDO AMT                                   1,560,000
-------------------------------------------------------------------------------------------------------
                                                                                             22,860,000
-------------------------------------------------------------------------------------------------------
New Jersey -- 0.9%
   1,500,000  VMIG 1*   New Jersey EDA EDR Erasteel Inc. Project 1.35% VRDO AMT               1,500,000
  17,000,000  A-1+      New Jersey Healthcare Facilities Meridian Health System
                          Series A 1.05% VRDO                                                17,000,000
  24,520,000  A-1       New Jersey State EFA College of New Jersey Series 2004A
                          AMBAC-Insured 1.10% VRDO                                           24,520,000
  25,000,000  SP-1+     New Jersey State TRAN 2.00% due 6/25/04                              25,174,591
-------------------------------------------------------------------------------------------------------
                                                                                             68,194,591
-------------------------------------------------------------------------------------------------------
New Mexico -- 0.1%
   3,560,000  VMIG 1*   New Mexico State Hospital Equipment Loan Council Rehoboth
                          McKinley Health 1.18% VRDO AMT                                      3,560,000
   4,000,000  SP-1+     New Mexico State TRAN 2.00% due 6/30/04                               4,033,418
-------------------------------------------------------------------------------------------------------
                                                                                              7,593,418
-------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


 19  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
New York -- 1.7%
                        Metropolitan Transit Authority of New York:
                          BAN TECP:
$ 17,000,000  A-1+          0.85% due 10/1/03                                            $   17,000,000
   5,000,000  A-1+          0.90% due 10/6/03                                                 5,000,000
  10,000,000  A-1+        Series D-2 FSA-Insured 1.05% VRDO                                  10,000,000
                        New York City GO:
   1,200,000  A-1+        Series 93-B FGIC-Insured 1.20% VRDO                                 1,200,000
  15,000,000  A-1+        Series 94 H5 0.85% due 11/13/03 TECP                               15,000,000
  25,000,000  A-1+        Subseries A1 1.10% VRDO                                            25,000,000
  15,000,000  A-1+        Subseries C3 1.08% VRDO                                            15,000,000
  10,000,000  A-1+        Subseries J3 1.05% VRDO                                            10,000,000
  18,000,000  A-1+      New York State Power Authority Series 2
                          0.85% due 11/6/03 TECP                                             18,000,000
   4,000,000  A-1+      Port Authority NY & NJ Split Obligation Series 95-3
                          1.20% VRDO                                                          4,000,000
  12,050,000  A-1+      Triborough Bridge & Tunnel Authority NY Series A
                          FSA-Insured 1.05% VRDO                                             12,050,000
-------------------------------------------------------------------------------------------------------
                                                                                            132,250,000
-------------------------------------------------------------------------------------------------------
North Carolina -- 3.3%
   2,500,000  NR+       Brunswick County NC Industrial Facilities & PCFA Wood
                          Industries Inc. Project 1.25% VRDO AMT                              2,500,000
  10,400,000  A-1       Buncombe County NC GO Series B 1.12% VRDO                            10,400,000
  11,400,000  A-1+      Charlotte NC COP Governmental Facilities Series F
                          1.03% due 6/1/04                                                   11,400,000
   1,855,000  A-1+      Greensboro NC COP Equipment Acquisition Project
                          1.10% VRDO                                                          1,855,000
   3,500,000  A-1+      Guilford County Series C 1.10% VRDO                                   3,500,000
                        Iredell County NC PCR:
  10,800,000  VMIG 1*     PFC Schools Projects AMBAC-Insured 1.10% VRDO                      10,800,000
   4,500,000  Aa2*        Valspar Corp. Project 1.20% VRDO AMT                                4,500,000
   6,500,000  A-1+      Mecklenburg County NC GO Series B 1.10% VRDO                          6,500,000
   8,905,000  A-1       Mecklenburg County NC Lease YMCA Series 98 1.10% VRDO                 8,905,000
   3,000,000  Aa2*      North Carolina Agricultural Finance Authority Coastal
                          Carolina Gin Project 1.15% VRDO AMT                                 3,000,000
                        North Carolina Capital Facilities Finance Agency:
                          Elon College:
   4,620,000  NR+           Series A 1.10% VRDO                                               4,620,000
   5,205,000  NR+           Series B 1.10% VRDO                                               5,205,000
  14,900,000  A-1         Fayetteville State University Student Housing 1.05% VRDO           14,900,000
   9,705,000  NR+         Goodwill Community Foundation Project 1.10% VRDO                    9,705,000

                       See Notes to Financial Statements.


 20  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
North Carolina -- 3.3% (continued)
                        North Carolina EFA:
$  9,460,000  A-1         Charlotte Latin School 1.10% VRDO                              $    9,460,000
   9,200,000  A-1         Johnson C. Smith University 1.05% VRDO                              9,200,000
   7,290,000  NR+         Providence Day School 1.05% VRDO                                    7,290,000
   6,550,000  NR+         Queens College Series A 1.10% VRDO                                  6,550,000
   2,795,000  Aa1*        Warren Wilson College 1.08% VRDO                                    2,795,000
   9,300,000  A-1+      North Carolina HFA Home Ownership Series 15C FSA-Insured
                          1.10% VRDO AMT                                                      9,300,000
                        North Carolina Medical Care Community Health Care Facilities:
   8,150,000  NR+         Lutheran Retirement Project 1.10% VRDO                              8,150,000
  17,205,000  VMIG 1*     Randolph Hospital Inc. Project 1.05% VRDO                          17,205,000
  10,000,000  VMIG 1*     Union Regional Medical Center Project Series B
                            1.10% VRDO                                                       10,000,000
   1,000,000  A-1+      North Carolina State GO Series E 1.05% VRDO                           1,000,000
  40,200,000  A-1+      North Carolina State Public Improvement Series E
                          1.05% VRDO                                                         40,200,000
   3,700,000  NR+       Robeson County NC IFA & PCFA Rocco Turkeys Inc. Project
                          1.20% VRDO AMT                                                      3,700,000
   1,500,000  A-1       Rowan County NC IDR PCR Doubles LLC Project Series 98
                          1.20% VRDO                                                          1,500,000
  18,000,000  A-1+      Winston-Salem NC COP 1.10% VRDO                                      18,000,000
   7,960,000  A-1+      Winston-Salem NC Water & Sewer Series C 1.10% VRDO                    7,960,000
-------------------------------------------------------------------------------------------------------
                                                                                            250,100,000
-------------------------------------------------------------------------------------------------------
North Dakota -- 0.0%
   3,600,000  A-1       Mercer County ND PCR Minnesota Power Inc. Project
                          Series 99 1.10% VRDO                                                3,600,000
-------------------------------------------------------------------------------------------------------
Ohio -- 3.0%
  55,000,000  SP-1+     Cincinnati OH City School District GO BAN
                          1.30% due 1/20/04                                                  55,074,348
   7,200,000  A-1+      Cleveland-Cuyahoga County Port Authority Euclid/93Rd
                          Garage Office 1.10% VRDO                                            7,200,000
   4,928,000  Aa1*      Cuyahoga County OH BAN GO 2.00% due 10/24/03                          4,929,683
                        Cuyahoga County OH University Hospital Health System
                          AMBAC-Insured:
  21,000,000  A-1+          Series 99E 1.10% VRDO                                            21,000,000
  20,000,000  A-1+          Series C 1.10% VRDO                                              20,000,000
   4,495,000  VMIG 1*   Franklin County OH Hospital U.S. Health Corp. Series C
                          1.08% VRDO                                                          4,495,000
   9,500,000  A-1+      Hamilton County OH EDA St. Xavier High School Project
                          1.08% VRDO                                                          9,500,000
   9,635,000  VMIG 1*   Hamilton County OH Electric System Series A FSA-Insured
                          1.08% VRDO                                                          9,635,000

                       See Notes to Financial Statements.


 21  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Ohio -- 3.0% (continued)
                        Hamilton County OH Hospital Facilities:
$ 30,000,000  VMIG 1*     Children's Hospital Medical Center 1.05% VRDO                  $   30,000,000
  23,000,000  VMIG 1*     Elizabeth Gamble Series A 1.06% VRDO                               23,000,000
   5,000,000  A-1       Kent State University General Receipts Bonds Series 01
                          MBIA-Insured 1.07% VRDO                                             5,000,000
  18,650,000  A-1       Ohio Building Authority MSTC Series 133A FSA-Insured
                          PART 1.14% VRDO (b)                                                18,650,000
   5,500,000  A-1+      Ohio State Air Quality Development Authority Timken Project
                          1.10% VRDO                                                          5,500,000
   2,380,000  A-1+      Ohio State Environmental Improvement GO Newark Group
                          Industrial Inc. Project 1.16% VRDO AMT                              2,380,000
   4,640,000  VMIG 1*   Ohio State Higher Educational Facilities Pooled Financing
                          Program Series A 1.10% VRDO                                         4,640,000
   9,090,000  A-1+      Ohio State University General Receipts FSA-Insured
                          1.10% VRDO                                                          9,090,000
-------------------------------------------------------------------------------------------------------
                                                                                            230,094,031
-------------------------------------------------------------------------------------------------------
Oklahoma -- 1.3%
                        Oklahoma State Student Loan Authority MBIA-Insured:
  18,500,000  A-1+        Series A-1 1.13% VRDO AMT                                          18,500,000
   6,455,000  A-1         Series A-2 1.13% VRDO AMT                                           6,455,000
                        Oklahoma State Water Resources Board State Loan Program:
  16,720,000  A-1+        Series 94A 0.95% due 3/1/04                                        16,720,000
  30,290,000  A-1+        Series 01 1.10% due 10/1/03                                        30,290,000
  20,000,000  A-1+        Series A 0.87% due 4/1/04                                          20,000,000
   7,700,000  VMIG 1*   Tulsa County OK HFA SFM Series PT-573 GNMA-Insured
                          PART 1.20% due 4/8/04                                               7,700,000
   3,000,000  A-1+      Tulsa County OK MFH Park Chase Apartments Series A-1
                          FNMA-Insured 1.10% VRDO                                             3,000,000
-------------------------------------------------------------------------------------------------------
                                                                                            102,665,000
-------------------------------------------------------------------------------------------------------
Oregon -- 0.0%
   1,300,000  Aa2*      Oregon State EDC IDR Trus Joist Corp. 1.05% VRDO                      1,300,000
-------------------------------------------------------------------------------------------------------
Pennsylvania -- 5.7%
                        Allegheny County PA Hospital Development Authority:
   6,400,000  Aa2*        Dialysis Clinic 1.10% VRDO                                          6,400,000
   5,000,000  A-1+        Senior Living Corp. FNMA-Insured 1.10% VRDO                         5,000,000
   3,245,000  NR+       Bucks County PA IDA Dunmore Corp. Project 1.25% VRDO                  3,245,000
                        Dauphin County PA General Authority School District Pooled
                          Funding Program AMBAC-Insured:
   7,305,000  VMIG 1*       1.08% VRDO                                                        7,305,000
  35,735,000  AAA           1.08% VRDO                                                       35,735,000
                        Emmaus PA General Authority FSA-Insured:
  26,550,000  A-1         Series A 1.10% VRDO                                                26,550,000
  95,540,000  A-1         Series 96 1.05% VRDO                                               95,540,000

                       See Notes to Financial Statements.


 22  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Pennsylvania -- 5.7% (continued)
$  1,890,000  A-1       Gettysburg PA Area IDR Brethern Home Community Project
                          Series A 1.05% VRDO                                            $    1,890,000
   1,645,000  NR+       Lehigh County PA IDA Impress Industries Project Series A
                          1.25% VRDO AMT                                                      1,645,000
  32,860,000  A-1       New Garden PA General Authority Pooled Financing Program
                          AMBAC-Insured 1.08% VRDO                                           32,860,000
                        Pennsylvania EDA Wengers Feed Mill Project AMT:
   6,455,000  NR+         Series B-1 1.12% VRDO                                               6,455,000
   8,295,000  NR+         Series F-3 1.12% VRDO                                               8,295,000
   4,600,000  A-1+      Pennsylvania Energy Development Authority Piney Creek
                          Series A 1.10% VRDO AMT                                             4,600,000
  17,000,000  A-1+      Pennsylvania Intergovernmental Cooperative Authority Special
                          Tax Revenue Philadelphia Funding 1.09% VRDO                        17,000,000
                        Pennsylvania State Higher Education Assistance Agency
                          Student Loan Revenue AMBAC-Insured:
   8,300,000  A-1+          Series A 1.05% VRDO AMT                                           8,300,000
  10,000,000  A-1+          Series A-2 1.15% VRDO AMT                                        10,000,000
  10,300,000  A-1+          Series C 1.05% VRDO AMT                                          10,300,000
                        Pennsylvania State Higher Educational Facilities Colleges &
                          Universities Revenue:
   6,305,000  A-1           Pennsylvania College of Optometry 1.05% VRDO                      6,305,000
   6,450,000  VMIG 1*       Thomas Jefferson AMBAC-Insured 1.08% VRDO                         6,450,000
  12,555,000  A-1+      Pennsylvania State Turnpike Commission Series B
                          1.10% VRDO                                                         12,555,000
   7,100,000  A-1+      Philadelphia PA Hospitals & Higher EFA Children's Hospital
                          Project Series B MBIA-Insured 1.22% VRDO                            7,100,000
                        Philadelphia PA IDR:
   6,600,000  A-1         Chemical Heritage Foundation Project 1.05% VRDO                     6,600,000
     100,000  A-1+        Institutional Cancer Research Series A 1.25% VRDO                     100,000
   5,200,000  A-1+        Marketplace Redwood Project Series A AMBAC-Insured
                            1.05% VRDO AMT                                                    5,200,000
  17,500,000  SP-1+     Philadelphia PA TRAN 2.00% due 6/30/04                               17,634,493
  10,000,000  A-1       Philadelphia PA Water Authority MSTC Series 97-11
                          FGIC-Insured PART 1.14% VRDO (b)                                   10,000,000
                        West Cornwall Township PA Municipal Authority:
  20,000,000  A-1+        Bethlehem School District Project 1.13% VRDO                       20,000,000
                          Government Loan Program FSA-Insured:
   3,000,000  A-1+          1.13% VRDO                                                        3,000,000
  20,775,000  A-1+          Series A 1.13% VRDO                                              20,775,000
                        York County PA General Authority Pooled Financing
                          AMBAC-Insured:
  32,555,000  A-1           Series 96B 1.05% VRDO                                            32,555,000
   9,880,000  A-1           Series A 1.05% VRDO                                               9,880,000
-------------------------------------------------------------------------------------------------------
                                                                                            439,274,493
-------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


 23  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Rhode Island -- 0.1%
$  4,000,000  A-1       Rhode Island Health & Education Building Corp. St. Andrews
                          School 1.20% VRDO                                              $    4,000,000
                        Rhode Island State Industrial Facilities Corp:
   1,895,000  A-1         IDR Matthews Realty Co. LLC Series 97 1.20% VRDO                    1,895,000
   1,570,000  A-1         J-Cor LLC Project Series 98 1.20% VRDO AMT                          1,570,000
-------------------------------------------------------------------------------------------------------
                                                                                              7,465,000
-------------------------------------------------------------------------------------------------------
South Carolina -- 1.4%
   3,100,000  Aa3*      Anderson County SC IDR Mikron Corp. Project
                          1.20% VRDO AMT                                                      3,100,000
   4,000,000  A-1       Darlington County SC IDR Nucor Corp. Project Series A
                          1.13% VRDO AMT                                                      4,000,000
   3,780,000  A-1       Greenwood County SC Hospital Series B MBIA-Insured
                          1.05% VRDO                                                          3,780,000
  20,000,000  A-1       Piedmont SC Municipal Power Agency Electric Revenue
                          Series C MBIA-Insured 1.05% VRDO                                   20,000,000
   2,950,000  Aa2*      South Carolina EFA for Private Nonprofit Institutions
                          Presbyterian College Project 1.05% VRDO                             2,950,000
                        South Carolina Jobs EDA:
   2,600,000  Aa2*        Advanced Automation Inc. Project 1.18% VRDO AMT                     2,600,000
   7,500,000  VMIG 1*     Christ Church Episcopal School 1.05% VRDO                           7,500,000
   3,600,000  Aa2*        Galey & Lord Industries Inc. Project 1.15% VRDO AMT                 3,600,000
   9,135,000  Aa2*        Greenville Baptist Project 1.05% VRDO                               9,135,000
   7,200,000  VMIG 1*     Health Sciences Medical University 1.05% VRDO                       7,200,000
   4,200,000  Aa2*        Orders Realty Co. Inc. Project 1.15% VRDO AMT                       4,200,000
   5,000,000  VMIG 1*     Porter Academy Project 1.05% VRDO                                   5,000,000
  16,600,000  VMIG 1*   South Carolina Port Authority Munitop FSA-Insured
                          PART 1.21% VRDO AMT (b)                                            16,600,000
   3,500,000  VMIG 1*   South Carolina Public Service Authority MERLOT Series L
                          MBIA-Insured PART 1.15% VRDO                                        3,500,000
   7,410,000  VMIG 1*   Union SC Hospital District Healthcare Revenue 1.05% VRDO              7,410,000
   5,510,000  VMIG 1*   University of South Carolina School of Medicine Educational
                          Trust Healthcare Facilities 1.05% VRDO                              5,510,000
   3,500,000  A-1       Williamsburg County SC IDR Peddinghaus Project
                          1.18% VRDO AMT                                                      3,500,000
-------------------------------------------------------------------------------------------------------
                                                                                            109,585,000
-------------------------------------------------------------------------------------------------------
South Dakota -- 0.3%
                        South Dakota HDA:
  11,500,000  A-1+        Home Ownership Series C-1 1.10% VRDO                               11,500,000
   1,000,000  AAA         Series E 1.25% due 5/1/04 AMT                                       1,000,000
   8,200,000  A-1       Yankton SD IDR Kolberg Pioneer Inc. Project Series 98
                          1.20% VRDO AMT                                                      8,200,000
-------------------------------------------------------------------------------------------------------
                                                                                             20,700,000
-------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


 24  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Tennessee -- 5.9%
$  3,935,000  P-1*      Anderson County TN IDR Becromal of America Inc. Project
                          1.30% VRDO AMT                                                 $    3,935,000
   8,500,000  VMIG 1*   Blount County TN Health & Educational Facilities Board
                          Revenue Asbury Centers Inc. Project 1.10% VRDO                      8,500,000
   8,400,000  A-1+      Chattanooga TN Health Education & Housing Facility
                          McCallie School Project 1.10% VRDO                                  8,400,000
                        Clarksville TN PBA Pooled Financing:
  15,585,000  VMIG 1*     1.10% VRDO                                                         15,585,000
   7,700,000  VMIG 1*     Series 96 1.10% VRDO                                                7,700,000
   4,400,000  VMIG 1*   Covington TN IDR Charms Co. Project 1.20% VRDO AMT                    4,400,000
  10,000,000  A-1+      Franklin County TN Health & Education Facilities Board
                          University of the South 1.10% VRDO                                 10,000,000
  12,150,000  A-1+      Hamilton County TN IDR Tennessee Aquarium 1.10% VRDO                 12,150,000
   6,000,000  VMIG 1*   Jackson TN Health & Education Facilities Board MFH Post
                          House Apartments FNMA-Insured 1.10% VRDO                            6,000,000
                        Knox County TN IDB:
   6,500,000  VMIG 1*     Moore McCormack Project 1.05% VRDO                                  6,500,000
   5,700,000  VMIG 1*     YMCA of East TN Inc. Project 1.10% VRDO                             5,700,000
   8,100,000  NR+       Loudon TN IDB PCR A.E. Stanley Manufacturing Co. Project
                          1.05% VRDO                                                          8,100,000
  14,990,000  NR+       Memphis TN Center City Financing Corp. MFH Series 1220
                          FNMA-Insured PART 1.14% VRDO                                       14,990,000
   1,175,000  A-1+      Memphis TN GO Series A 1.12% VRDO                                     1,175,000
                        Metropolitan Nashville & Davidson Counties TN GO:
   9,000,000  NR+         0.97% due 2/9/04 TECP                                               9,000,000
   3,000,000  VMIG 1*     Munitop Series 99-1 FGIC-Insured PART 1.18% VRDO (b)                3,000,000
                        Metropolitan Nashville & Davidson Counties TN HEFA:
   5,530,000  A-1+        Adventist Health System Series A 1.10% VRDO                         5,530,000
   7,000,000  A-1+        Ascension Health Series B-1 1.00% due 8/2/04                        7,000,000
   8,900,000  VMIG 1*     Belmont University Project 1.08% VRDO                               8,900,000
                          Vanderbilt University:
   5,125,000  A-1+          Series 85A 1.15% due 1/15/04                                      5,125,000
  15,330,000  A-1+          Series B 1.08% VRDO                                              15,330,000
                        Metropolitan Nashville & Davidson Counties TN IDB:
   6,400,000  A-1+        Country Music Hall of Fame 1.10% VRDO                               6,400,000
  10,000,000  NR+         YMCA Project 1.10% VRDO                                            10,000,000
                        Montgomery County TN PBA Pooled Financing:
   3,895,000  VMIG 1*     Montgomery County Loan Pool Series 96 1.10% VRDO                    3,895,000
                          Tennessee County Loan Pool:
  68,220,000  VMIG 1*       1.10% VRDO                                                       68,220,000
  17,125,000  A-1+          1.10% VRDO                                                       17,125,000
   2,600,000  Aa3*      Roane County TN IDB IDR Great Lakes Carbon Corp.
                          1.10% VRDO                                                          2,600,000
   4,000,000  Aa1*      Rutherford County TN IDR Outboard Marine Project
                          1.20% VRDO                                                          4,000,000

                       See Notes to Financial Statements.


 25  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Tennessee -- 5.9% (continued)
                        Sevier County TN PBA Local Government Public Improvement
                          AMBAC-Insured:
$  2,100,000  VMIG 1*       Series A-1 1.10% VRDO                                        $    2,100,000
   6,200,000  VMIG 1*       Series A-3 1.10% VRDO                                             6,200,000
   5,455,000  VMIG 1*       Series A-6 1.10% VRDO                                             5,455,000
   3,800,000  VMIG 1*       Series D-2 1.10% VRDO                                             3,800,000
   8,400,000  VMIG 1*       Series D-3 1.10% VRDO                                             8,400,000
   6,795,000  VMIG 1*       Series E-1 1.10% VRDO                                             6,795,000
   5,000,000  VMIG 1*       Series E-2 1.10% VRDO                                             5,000,000
   2,540,000  VMIG 1*       Series E-6 1.10% VRDO                                             2,540,000
  10,000,000  VMIG 1*       Series G-1 1.10% VRDO                                            10,000,000
   4,100,000  VMIG 1*       Series I-A1 1.10% VRDO                                            4,100,000
   5,000,000  VMIG 1*       Series I-A2 1.10% VRDO                                            5,000,000
   3,300,000  Aaa*          Series II-B1 1.10% VRDO                                           3,300,000
   5,775,000  VMIG 1*       Series II-C1 1.10% VRDO                                           5,775,000
   2,015,000  VMIG 1*       Series III-A2 1.10% VRDO                                          2,015,000
   9,000,000  VMIG 1*       Series III-D1 1.10% VRDO                                          9,000,000
   1,600,000  VMIG 1*       Series IV-E 1.25% VRDO                                            1,600,000
   2,000,000  VMIG 1*       Series IV-F 1.25% VRDO                                            2,000,000
                        Shelby County TN Capital Outlay EMCP TECP:
   5,000,000  A-1+        Series 01A 0.85% due 10/4/03                                        5,000,000
   5,000,000  A-1+        Series 03A 0.90% due 11/10/03                                       5,000,000
   8,465,000  A-1       Shelby County TN Health Education & Housing Facilities
                          Board Methodist Healthcare MSTC Series 98-36
                          MBIA-Insured PART 1.14% VRDO (b)                                    8,465,000
   6,500,000  NR+       Sullivan County TN IDB Microporous Products
                          1.20% VRDO AMT                                                      6,500,000
   7,000,000  VMIG 1*   Sumner County TN GO Capital Outlay Notes 1.08% VRDO                   7,000,000
   6,480,000  A-1       Tennessee HDA Series PA-660 MBIA-Insured PART
                          1.15% due 11/13/03 AMT                                              6,480,000
                        Tennessee State GO Series A TECP:
  13,500,000  A-1+        0.90% due 10/7/03                                                  13,500,000
  26,000,000  A-1+        0.90% due 10/8/03                                                  26,000,000
  10,000,000  A-1+        0.90% due 10/15/03                                                 10,000,000
   4,047,000  A-1+      Tennessee State School Board Authority Series A
                          0.85% due 10/20/03 TECP                                             4,047,000
-------------------------------------------------------------------------------------------------------
                                                                                            454,332,000
-------------------------------------------------------------------------------------------------------
Texas -- 16.6%
  12,470,000  A-1       Austin TX Utility Systems Series 498 FSA-Insured
                          PART 1.14% VRDO                                                    12,470,000
                        Austin TX Water & Wastewater Systems MBIA-Insured:
   9,965,000  VMIG 1*     MERLOT Series LLL 1.15% VRDO                                        9,965,000
   5,900,000  VMIG 1*     Munitop Series 00-10 PART 1.18% VRDO                                5,900,000
  10,000,000  A-1+      Bell County TX Health Facilities Authority Scott & White
                          Memorial Hospital Series 01-2 MBIA-Insured 1.25% VRDO              10,000,000

                       See Notes to Financial Statements.


 26  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Texas -- 16.6% (continued)
                        Brazos River TX Harbor Navigation District:
$  1,800,000  A-1+        BASF Corp. Project 1.20% VRDO                                  $    1,800,000
  18,000,000  A-1+        Brazoria County BASF Corp. Project 1.30% VRDO AMT                  18,000,000
   3,025,000  A-1+      Crawford TX Education Facilities Corp. River Oaks Baptist
                          School Project 1.06% VRDO                                           3,025,000
   3,700,000  VMIG 1*   Crawford TX IDR Franklin Industries Project 1.20% VRDO AMT            3,700,000
                        Dallas TX Water & Sewer System:
   3,190,000  A-1+        0.85% due 10/15/03 TECP                                             3,190,000
   8,000,000  VMIG 1*     Munitop Series 98-19 FSA-Insured PART 1.18% VRDO                    8,000,000
                        Dallas-Fort Worth TX International Airport:
   6,900,000  A-1+        MBIA-Insured PART 1.17% VRDO AMT                                    6,900,000
  14,900,000  VMIG 1*     MERLOT Series 00-2 FGIC-Insured PART 1.20% VRDO                    14,900,000
   7,150,000  Aa2*      De Soto TX IDA IDR National Service Industries Inc. Project
                          1.05% VRDO                                                          7,150,000
  18,370,000  A-1       Denton Water & Sewer MSTC Series 01-117 PSFG PART
                          1.14% VRDO (b)                                                     18,370,000
   6,000,000  A-1+      Duncanville TX ISD GO MSTC Series SGA-149 PSFG PART
                          1.14% VRDO                                                          6,000,000
   4,200,000  NR+       Fort Bend County TX IDC IDR Aaron Rents Inc. Project
                          1.25% VRDO AMT                                                      4,200,000
   3,000,000  VMIG 1*   Fort Bend County TX ISD Munitops Series 99-6 PSFG
                          PART 1.18% VRDO (b) 3,000,000 Grand Prairie TX ISD
                        PSFG:
  51,535,000  A-1+        1.00% due 8/1/04                                                   51,535,000
  10,000,000  VMIG 1*     Munitop Series 2000-20 PART 1.80% due 10/29/03                     10,000,000
   3,000,000  VMIG 1*   Greater East Texas Higher Education Revenue Series B SLMA
                          1.11% VRDO AMT                                                      3,000,000
  10,000,000  A-1+      Greater Texas Student Loan Corp. Series 96A SLMA
                          1.11% VRDO AMT                                                     10,000,000
                        Gulf Coast Waste Disposal Authority:
   8,100,000  A-1+        Amoco Oil Co. Project Series 94 1.25% VRDO                          8,100,000
   5,000,000  AAA         PCR Amoco Oil-Amoco Chemicals 0.95% due 1/15/04                     5,000,000
                        Harris County TX Flood Control District TECP:
  11,375,000  P-1*        0.90% due 11/7/03                                                  11,375,000
   8,000,000  P-1*        0.90% due 11/12/03                                                  8,000,000
   3,500,000  P-1*        0.90% due 11/13/03                                                  3,500,000
   4,700,000  P-1*        0.90% due 11/25/03                                                  4,700,000
  15,740,000  P-1*        0.95% due 12/1/03                                                  15,740,000
   9,290,000  P-1*        0.95% due 12/2/03                                                   9,290,000
   3,400,000  P-1*        0.95% due 12/4/03                                                   3,400,000
   8,500,000  P-1*        0.95% due 12/5/03                                                   8,500,000
                        Harris County TX GO:
   1,050,000  A-1+        Health Facilities Development Texas Children's Hospital
                            Series B-1 MBIA-Insured 1.20% VRDO                                1,050,000
   7,800,000  A-1+        Series SG-96 FGIC-Insured PART 1.13% VRDO                           7,800,000

                       See Notes to Financial Statements.


 27  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Texas -- 16.6% (continued)
                          TECP:
$  5,345,000  A-1+          Series B 0.85% due 11/3/03                                   $    5,345,000
   4,850,000  A-1+          Series C 0.85% due 11/3/03                                        4,850,000
   4,140,000  A-1+      Harris County TX IDR Precision General Inc. Project
                          1.20% VRDO AMT                                                      4,140,000
                        Harris County TX Toll Road Series Lien Series E TECP:
   4,525,000  A-1         0.85% due 10/7/03                                                   4,525,000
     235,000  A-1         1.10% due 10/7/03                                                     235,000
   5,825,000  A-1         0.90% due 10/21/03                                                  5,825,000
     390,000  A-1         1.05% due 10/21/03                                                    390,000
   7,000,000  A-1         0.95% due 10/23/03                                                  7,000,000
   3,200,000  A-1         0.90% due 10/24/03                                                  3,200,000
   3,500,000  A-1         0.95% due 10/24/03                                                  3,500,000
   6,000,000  A-1+      Hockley County TX IDC PCR Amoco Corp. Project
                          1.10% due 11/1/03                                                   6,000,000
                        Houston TX Airport Systems PART:
   4,695,000  VMIG 1*     MERLOT Series BO4 FSA-Insured 1.20% VRDO                            4,695,000
  15,000,000  VMIG 1*     Munitop Series 98-15 FGIC-Insured
                            1.22% VRDO AMT                                                   15,000,000
   2,995,000  VMIG 1*     Series 845X FSA-Insured 1.14% VRDO                                  2,995,000
                        Houston TX GO TECP:
                          Series A:
  37,000,000  A-1+          0.85% due 10/21/03                                               37,000,000
  20,000,000  A-1+          0.85% due 10/23/03                                               20,000,000
  20,000,000  A-1+          1.00% due 10/30/03                                               20,000,000
                          Series B:
   4,000,000  A-1+          0.90% due 10/27/03                                                4,000,000
  10,000,000  A-1+          1.00% due 10/30/03                                               10,000,000
   3,000,000  A-1+          0.90% due 11/12/03                                                3,000,000
   5,000,000  A-1+        Series C 0.85% due 10/23/03                                         5,000,000
                        Houston TX Higher Education Rice University TECP:
   6,300,000  A-1+        0.90% due 1/12/04                                                   6,300,000
   4,000,000  A-1+        0.95% due 1/14/04                                                   4,000,000
  16,700,000  A-1+        0.95% due 1/15/04                                                  16,700,000
                        Houston TX ISD GO PSFG PART:
   5,000,000  VMIG 1*     Munitop Series 00-11 1.23% VRDO                                     5,000,000
   7,320,000  A-1         Series PA-466 1.13% VRDO                                            7,320,000
                        Houston TX Water & Sewer:
                          PART:
   6,975,000  A-1           MERLOT Series A128 MBIA-Insured 1.15% VRDO                        6,975,000
  12,400,000  A-1+          Series 73 FGIC-Insured 1.14% VRDO                                12,400,000
                          Series A TECP:
  25,000,000  A-1+          0.85% due 10/15/03                                               25,000,000
  10,000,000  A-1+          0.95% due 10/16/03                                               10,000,000
  10,000,000  A-1+          0.90% due 10/22/03                                               10,000,000

                       See Notes to Financial Statements.


 28  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Texas -- 16.6% (continued)
$  6,300,000  A-1       Jewett TX EDC IDR Nucor Corp. Project 1.13% VRDO AMT             $    6,300,000
   5,500,000  VMIG 1*   Leander TX ISD Munitops Series 02-16 PSFG PART
                          1.18% VRDO                                                          5,500,000
   8,000,000  Aa2*      Leon County TX IDR BOC Group Inc. Project 1.05% VRDO                  8,000,000
  10,290,000  VMIG 1*   Lewisville TX ISD GO PSFG Munitop Series 01-9 PART
                          1.80% due 10/29/03 (b)                                             10,290,000
  14,000,000  A-1       Lower Colorado River Authority Series A
                          1.08% due 10/1/03 TECP                                             14,000,000
   2,600,000  A-1       Mansfield TX IDC Pier 1 Imports Project 1.19% VRDO AMT                2,600,000
                        Mansfield TX ISD GO PSFG:
   9,600,000  VMIG 1*     Series 96 1.06% VRDO                                                9,600,000
   5,000,000  A-1+        Series SGA 129 PART 1.14% VRDO                                      5,000,000
   4,800,000  VMIG 1*   Mesquite TX ISD GO PSFG 1.06% VRDO                                    4,800,000
   1,870,000  NR+       North Central Texas Health Facilities Development Corp.
                          Los Barrios Unidos Community 1.15% VRDO                             1,870,000
  15,000,000  A-1+      North Central Texas Methodist Hospital AMBAC-Insured
                          0.85% due 11/10/03 TECP                                            15,000,000
                        North Texas Higher Education Authority Student Loan:
  12,500,000  VMIG 1*     Series 93A 1.10% VRDO AMT                                          12,500,000
   8,600,000  A-1+        Series A  AMBAC-Insured SLMA 1.10% VRDO AMT                         8,600,000
  17,000,000  VMIG 1*     Series B 1.10% VRDO AMT                                            17,000,000
  24,100,000  A-1+        Series C AMBAC-Insured SLMA 1.10% VRDO AMT                         24,100,000
   9,700,000  A-1+        Series F SLMA 1.10% VRDO AMT                                        9,700,000
                        Northside TX ISD GO PSFG:
  14,000,000  A-1+        School Building 1.02% due 6/15/04                                  14,000,000
  10,000,000  A-1+        Series A 1.00% due 8/1/04                                          10,000,000
  17,000,000  A-1+      Plano TX Health Facilities Development Corp.
                          Children's & Presbyterian Healthcare MBIA-Insured
                          0.90% due 11/4/03 TECP                                             17,000,000
                        Plano TX ISD GO PSFG:
  32,565,000  A-1+        1.125% due 11/20/03                                                32,565,000
  19,700,000  A-1+        Series SGA 128 PART 1.14% VRDO                                     19,700,000
  15,000,000  A-1+      Port Arthur Navigation District BASF Corp. Project Series A
                          1.30% VRDO AMT                                                     15,000,000
  11,215,000  A-1+      Round Rock TX ISD GO MSTC Series SGA-133 PSFG
                          PART 1.14% VRDO                                                    11,215,000
                        San Antonio TX Gas & Electric:
  24,777,000  VMIG 1*     Munitop Series 98-22 MBIA-Insured PART 1.18% VRDO                  24,777,000
                          Series A TECP:
  18,800,000  A-1+          0.85% due 10/6/03                                                18,800,000
  21,000,000  A-1+          0.85% due 11/12/03                                               21,000,000
  24,300,000  A-1+          0.90% due 1/13/04                                                24,300,000

                       See Notes to Financial Statements.


 29  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Texas -- 16.6% (continued)
                        San Antonio TX Water System:
$  4,115,000  A-1+        MSTC Series SGA-42 MBIA-Insured PART 1.14% VRDO                $    4,115,000
   4,000,000  A-1+        Series A 0.90% due 10/9/03 TECP                                     4,000,000
   8,000,000  A-1+        Series B MBIA-Insured 1.00% VRDO                                    8,000,000
   6,500,000  VMIG 1*   Southeast Texas HFC MFH Oaks of Hitchcock Apartments
                          1.15% VRDO AMT                                                      6,500,000
   9,885,000  VMIG 1*   Southwest Higher Education Authority Inc. South Methodist
                          University 1.20% VRDO                                               9,885,000
   4,030,000  Aa3*      Sulphur Springs TX IDR CMH Manufacturing Inc. Project
                          1.15% VRDO AMT                                                      4,030,000
  12,100,000  A-1       Texas Department of Housing MSTC Series 9003 GNMA-Insured
                          PART 1.20% VRDO AMT (b)                                            12,100,000
  17,915,000  A-1+      Texas Municipal Gas Reserves Corp. Series 98 FSA-Insured
                          1.05% VRDO                                                         17,915,000
                        Texas Municipal Power Authority Series 01 TECP:
  20,800,000  A-1+        0.87% due 10/7/03                                                  20,800,000
  20,000,000  A-1+        0.86% due 10/20/03                                                 20,000,000
                        Texas State GO Veterans:
  11,500,000  A-1+        Housing Assistance Series 2 1.15% VRDO AMT                         11,500,000
  33,610,000  A-1+        Land Series A 1.15% VRDO AMT                                       33,610,000
  18,200,000  A-1+      Texas State PFA GO Series 96-B 0.85% due 10/9/03 TECP                18,200,000
 120,000,000  SP-1+     Texas State TRAN 2.00% due 8/31/04                                  120,946,408
   8,030,000  VMIG 1*   Travis County TX HFC MFH Tanglewood Apartments
                          FNMA-Insured 1.10% VRDO                                             8,030,000
  14,000,000  A-1+      University of Texas Flex Notes Series A
                          0.85% due 10/10/03 TECP                                            14,000,000
                        University of Texas University Revenue:
                          Series A:
   5,275,000  A-1+          1.10% due 10/9/03 TECP                                            5,275,000
   5,857,000  A-1+          0.90% due 1/14/04 TECP                                            5,857,000
  10,500,000  A-1+          Financing System 1.08% VRDO                                      10,500,000
   3,250,000  VMIG 1*   Wallis TX Higher Education Facilities Corp. St. Mark's
                          Episcopal School 1.10% VRDO                                         3,250,000
   5,245,000  A-1+      West Harris County TX Regional Water Authority Series
                          SGA-148 MBIA-Insured PART 1.14% VRDO                                5,245,000
-------------------------------------------------------------------------------------------------------
                                                                                          1,274,930,408
-------------------------------------------------------------------------------------------------------
Utah -- 2.2%
                        Intermountain Power Agency UT Power Supply TECP:
                          Series 85F AMBAC-Insured:
  10,200,000  A-1+          0.85% due 10/7/03                                                10,200,000
   9,500,000  A-1+          0.95% due 12/1/03                                                 9,500,000
   3,100,000  A-1         Series 97B 0.85% due 10/9/03                                        3,100,000
  39,900,000  A-1         Series 97B-2 0.91% due 11/3/03                                     39,900,000
   2,000,000  A-1+        Series B5 0.85% due 10/8/03                                         2,000,000

                       See Notes to Financial Statements.


 30  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Utah -- 2.2% (continued)
$  1,420,000  A-1+      Ogden City UT IDR Infiltrator System Inc. Project
                          1.20% VRDO AMT                                                 $    1,420,000
   5,000,000  VMIG 1*   Salt Lake City UT Rowland Hall St. Marks Project
                          1.10% VRDO                                                          5,000,000
   1,750,000  A-1+      Utah County UT IHC Health Services Inc. Series C
                          1.20% VRDO                                                          1,750,000
                        Utah Housing Corp. SFM:
  18,195,000  A-1+        Series 2 1.12% VRDO AMT                                            18,195,000
   6,500,000  A-1+        Series D2 Class 1 1.12% VRDO AMT                                    6,500,000
                        Utah State Board of Regents Student Loan Revenue
                          AMBAC-Insured:
   3,000,000  A-1+          Series 88C 1.05% VRDO AMT                                         3,000,000
  15,000,000  A-1+          Series 95L 1.10% VRDO AMT                                        15,000,000
  18,395,000  NR+       Utah State HFA SFM Series B FHLB-Insured 1.12% VRDO                  18,395,000
   5,700,000  A-1+      Utah Transit Authority Sales Tax Revenue Series B
                          1.05% VRDO                                                          5,700,000
  30,400,000  A-1+      Weber County UT IHC Healthcare Services Series C
                          1.10% VRDO                                                         30,400,000
-------------------------------------------------------------------------------------------------------
                                                                                            170,060,000
-------------------------------------------------------------------------------------------------------
Vermont -- 0.1%
   7,100,000  Aa2*      Vermont IDA IDR Wallace Computer Services Project
                          1.05% VRDO                                                          7,100,000
-------------------------------------------------------------------------------------------------------
Virginia -- 0.7%
     600,000  Aa2*      Alexandria VA IDA Global Printing Project 1.20% VRDO AMT                600,000
   7,000,000  A-1+      Henrico County VA EDA IDR Infinieon Technologies Project
                          1.20% VRDO AMT                                                      7,000,000
   3,000,000  A-1+      King George County VA Garnet of Virginia Inc. Project
                          1.20% VRDO AMT                                                      3,000,000
   1,900,000  Aa2*      Mecklenburg VA IDA Glaize & Bro LLC 1.20% VRDO AMT                    1,900,000
   7,335,000  A-1       Norfolk VA IDA Hospital Facilities Children's Hospital Project
                          1.10% VRDO                                                          7,335,000
  10,000,000  A-1+      Norfolk VA Pooled Finance Program Sentara Health Care
                          0.85% due 10/22/03 TECP                                            10,000,000
   6,800,000  VMIG 1*   Richmond VA IDA Richmond SPCA Project 1.10% VRDO                      6,800,000
   3,900,000  NR+       Rockbridge County VA IDA Des Champs Project
                          1.20% VRDO AMT                                                      3,900,000
   4,900,000  VMIG 1*   Virginia Beach VA Development Authority IMS Gear Project
                          1.15% VRDO AMT                                                      4,900,000
   2,400,000  A-1+      Virginia Port Authority Series SGA 111 MBIA-Insured
                          PART 1.18% VRDO                                                     2,400,000
   2,780,000  Aa2*      Virginia Small Business Finance Authority Ennstone Project
                          1.15% VRDO AMT                                                      2,780,000
-------------------------------------------------------------------------------------------------------
                                                                                             50,615,000
-------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


 31  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Washington -- 2.3%
$  2,000,000  NR+       Bremerton WA Revenue Kitsap Regional Conference
                          1.15% VRDO                                                     $    2,000,000
   3,210,000  A-1+      Everett WA IDC Elizabeth A. Lynn Trust Project
                          1.20% VRDO AMT                                                      3,210,000
   5,300,000  A-1+      Kent County WA MSTC Series SGA 27 MBIA-Insured PART
                          1.14% VRDO                                                          5,300,000
                        King County WA Housing Authority:
   6,700,000  NR+         Landmark Apartments Project 1.10% VRDO                              6,700,000
   7,175,000  A-1+        Overlake Project 1.20% VRDO AMT                                     7,175,000
                        King County WA Sewer Revenue BAN Series A TECP:
  11,700,000  A-1         0.90% due 10/22/03                                                 11,700,000
   3,000,000  A-1         0.90% due 11/7/03                                                   3,000,000
   2,235,000  A-1+      Olympia WA EDA Spring Air Northwest Project
                          1.20% VRDO AMT                                                      2,235,000
   4,200,000  P-1*      Pierce County WA EDA Dock & Wharf Facilities SCS
                          Industries Project 1.20% VRDO AMT                                   4,200,000
   5,500,000  A-1       Washington State EDFA Solid Waste Disposal Waste
                          Management Project Series C 1.18% VRDO AMT                          5,500,000
                        Washington State GO PART:
  14,265,000  A-1         MSTC Series 01-149 FGIC-Insured 1.14% VRDO (b)                     14,265,000
  14,155,000  VMIG 1*     Munitop Series 01-6 MBIA-Insured 1.13% due 3/17/04                 14,155,000
                        Washington State Health Care Facilities:
  12,000,000  A-1+        Catholic Health Series B 1.10% VRDO AMT                            12,000,000
   8,900,000  VMIG 1*     National Healthcare Research & Education 1.10% VRDO                 8,900,000
  15,900,000  A-1         Sisters of St. Joseph Peace MBIA-Insured 1.05% VRDO                15,900,000
   6,800,000  VMIG 1*   Washington State HEFA Seattle Pacific University Project
                          Series B 1.10% VRDO                                                 6,800,000
                        Washington State HFA:
   5,165,000  VMIG 1*     MFH Olympic Heights Apartments FNMA-Insured
                            1.10% VRDO                                                        5,165,000
   9,945,000  VMIG 1*     Variable Rate Certificates Series T FNMA/GNMA-Insured
                            PART 1.25% VRDO AMT                                               9,945,000
                        Washington State HFC MFH Revenue:
   2,000,000  A-1+        Heatherwood Apartments Project Series A
                            1.30% VRDO AMT                                                    2,000,000
   4,325,000  A-1+        Mill Pointe Apartments Projects Series A 1.30% VRDO AMT             4,325,000
   3,500,000  A-1+        Regency Park Apartments Project Series A
                            1.13% VRDO AMT                                                    3,500,000
   8,050,000  A-1+        Springfield Meadows Apartments Series A
                            1.30% VRDO AMT                                                    8,050,000
   2,840,000  NR+         United Way King County Project 1.15% VRDO                           2,840,000

                       See Notes to Financial Statements.


 32  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Washington -- 2.3% (continued)
$  2,880,000  VMIG 1*     Valley View Apartments Project 1.10% VRDO                      $    2,880,000
   7,500,000  VMIG 1*     Vintage Mountain Vernon Project Series A
                            1.15% VRDO AMT                                                    7,500,000
                        Yakima County WA Public Corp.:
   5,000,000  P-1*        Can-Am Millwork Ltd. Project 1.15% VRDO AMT                         5,000,000
   2,000,000  NR+         Longview Fibre Co. Project 1.25% VRDO AMT                           2,000,000
-------------------------------------------------------------------------------------------------------
                                                                                            176,245,000
-------------------------------------------------------------------------------------------------------
West Virginia -- 0.0%
   1,200,000  A-1+      Marion County WV Solid Waste Disposal Facilities
                          Granttown Project Series D 1.15% VRDO AMT                           1,200,000
   1,730,000  NR+       Putnam County WV Solid Waste Disposal FMC Corp.
                          1.25% VRDO AMT                                                      1,730,000
-------------------------------------------------------------------------------------------------------
                                                                                              2,930,000
-------------------------------------------------------------------------------------------------------
Wisconsin -- 1.1%
   6,000,000  A-1+      Oneida Tribe of Indians HFA 1.10% VRDO                                6,000,000
   6,500,000  A-1+      University of Wisconsin Hospital & Clinics MBIA-Insured
                          1.10% VRDO                                                          6,500,000
                        Wisconsin Center District Tax Revenue:
   4,755,000  A-1         MSTC Series 99-70 FSA-Insured PART 1.14% VRDO (b)                   4,755,000
  10,000,000  VMIG 1*     Series A 1.10% VRDO                                                10,000,000
   2,335,000  A-1       Wisconsin HFA MSTC Series 99-74 PART
                          1.17% VRDO AMT (b)                                                  2,335,000
                        Wisconsin Housing & EDA Home Ownership FSA-Insured:
   5,000,000  A-1+        Series B 1.13% VRDO AMT                                             5,000,000
   9,175,000  A-1+        Series C FHLB-Insured 1.10% VRDO                                    9,175,000
   8,000,000  A-1+        Series E FHLB-Insured 1.13% VRDO AMT                                8,000,000
   5,510,000  A-1+        Series I 1.10% VRDO AMT                                             5,510,000
   8,500,000  MIG 1*    Wisconsin Rural Water Construction Loan BAN
                          2.50% due 11/1/03                                                   8,506,400
   7,000,000  MIG 1*    Wisconsin School Districts Cash Flow Management
                          Program COP Series A-1 2.00% due 9/22/04                            7,060,729
  11,000,000  A-1+      Wisconsin Transportation Series 97A
                          1.10% due 11/10/03 TECP                                            11,000,000
-------------------------------------------------------------------------------------------------------
                                                                                             83,842,129
-------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


 33  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

    FACE
   AMOUNT     RATING(a)                        SECURITY                                      VALUE
=======================================================================================================
Wyoming -- 0.1%
$ 10,255,000  A-1       Wyoming CDA Series 562 FGIC-Insured PART
                          1.22% VRDO AMT                                                 $   10,255,000
-------------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100.0%
                        (Cost -- $7,670,510,558**)                                       $7,670,510,558
=======================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's") except for those which are identified by an asterisk (*), are rated by Moody's Investors Service ("Moody's").
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
+ Security has not been rated by either Standard & Poor's or Moody's. However, the Board of Directors has determined this security to be considered a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letter of credit.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 35 through 37 for definitions of ratings and certain abbreviations.

                       See Notes to Financial Statements.


 34  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds that are rated "AAA" have the highest rating assigned by Standard &
       Poor's. Capacity to pay interest and repay principal is extremely strong. AA -- Bonds that are rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A   -- Bonds that are rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BB -- Bonds that are rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A   -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR  -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


 35  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

SP-2   -- Standard & Poor's rating indicating satisfactory capacity to pay principal and interest.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG 1  -- Moody's highest rating for short-term municipal obligations.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


 36  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Abbreviations* (unaudited)
================================================================================

AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax
BAN    -- Bond Anticipation Notes
CDA    -- Community Development Administration
CGIC   -- Capital Guaranty Insurance Company
COP    -- Certificate of Participation
DFA    -- Development Finance Authority
EDA    -- Economic Development Authority
EDC    -- Economic Development Corporation
EDFA   -- Economic Development Financial Authority
EDR    -- Economic Development Revenue
EFA    -- Educational Facilities Authority
EMCP   -- Extendable Municipal Commercial Paper
ETM    -- Escrowed to Maturity
FGIC   -- Financial Guaranty Insurance Company
FHLB   -- Federal Home Loan Bank
FHLMC  -- Federal Home Loan Mortgage Corp.
FNMA   -- Federal National Mortgage Association
FRTC   -- Floating Rate Trust Certificates
FSA    -- Financial Security Assurance
GAN    -- Grant Anticipation Note
GDA    -- Government Development Authority
GEMICO -- General Electric Mortgage Insurance Company
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HDA    -- Housing Development Authority
HEFA   -- Health and Educational Facilities Authority
HFA    -- Housing Finance Authority
HFC    -- Housing Finance Corporation
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDC    -- Industrial Development Corporation
IDR    -- Industrial Development Revenue
IFA    -- Industrial Finance Agency
ISD    -- Independent School District
MBIA   -- Municipal Bond Investors  Assurance Corporation
MERLOT -- Municipal Exempt Receipts Liquidity Optional Tender
MFA    -- Mortgage Finance Agency
MFH    -- Multi-Family Housing
MSTC   -- Municipal Securities Trust Certificates
PART   -- Partnership Structure
PBA    -- Public Building Authority
PCFA   -- Pollution Control Finance Authority
PCR    -- Pollution Control Revenue
PFA    -- Public Facilities Authority
PSFG   -- Permanent School Fund Guaranty
Q-SBLF -- Qualified-School Bond Loan Fund
RAN    -- Revenue Anticipation Notes
RAW    -- Revenue Anticipation Warrants
SFH    -- Single-Family Housing
SFM    -- Single-Family Mortgage
SLMA   -- Student Loan Marketing Association
TAN    -- Tax Anticipation Notes
TECP   -- Tax Exempt Commercial Paper
TRAN   -- Tax & Revenue Anticipation Notes
VRDO   -- Variable Rate Demand Obligation
XLCA   -- XL Capital Assurance

----------
* Abbreviations may or may not appear in the schedule of investments.


 37  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)               September 30, 2003
================================================================================

ASSETS:
   Investments, at amortized cost                                 $7,670,510,558
   Receivable for Fund shares sold                                    82,668,954
   Receivable for securities sold                                     64,210,413
   Interest receivable                                                12,282,555
   Prepaid expenses                                                      415,663
   Other assets                                                           66,796
--------------------------------------------------------------------------------
   Total Assets                                                    7,830,154,939
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                  286,321,339
   Payable for Fund shares reacquired                                149,462,154
   Management fee payable                                              2,656,896
   Dividends payable                                                   1,576,145
   Bank overdraft                                                        618,824
   Distribution plan fees payable                                        204,826
   Deferred compensation payable                                          66,796
   Accrued expenses                                                      344,755
--------------------------------------------------------------------------------
   Total Liabilities                                                 441,251,735
--------------------------------------------------------------------------------
Total Net Assets                                                  $7,388,903,204
================================================================================
NET ASSETS:
   Par value of capital stock                                     $   73,883,457
   Capital paid in excess of par value                             7,314,811,491
   Undistributed net investment income                                   144,437
   Accumulated net realized gain from investment transactions             63,819
--------------------------------------------------------------------------------
Total Net Assets                                                  $7,388,903,204
================================================================================
Shares Outstanding:
   Class A                                                         7,388,342,336
   -----------------------------------------------------------------------------
   Class Y                                                                 3,330
   -----------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                 $         1.00
   -----------------------------------------------------------------------------
   Class Y (and redemption price)                                 $         1.00
================================================================================

                       See Notes to Financial Statements.


 38  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended September 30, 2003

INVESTMENT INCOME:
   Interest                                                          $41,709,105
--------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 3)                                            17,357,557
   Distribution plan fees (Note 4)                                     3,864,110
   Shareholder servicing fees (Note 4)                                 1,142,964
   Custody                                                               177,776
   Registration fees                                                     149,336
   Shareholder communications (Note 4)                                    38,363
   Directors' fees                                                        35,056
   Audit and legal                                                        32,305
   Other                                                                  27,834
--------------------------------------------------------------------------------
   Total Expenses                                                     22,825,301
--------------------------------------------------------------------------------
Net Investment Income                                                 18,883,804
--------------------------------------------------------------------------------
Net Realized Gain From Investment Transactions                            63,819
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $18,947,623
================================================================================

                       See Notes to Financial Statements.


 39  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended September 30, 2003 (unaudited) and the Year Ended March 31, 2003

                                                       September 30          March 31
==========================================================================================
OPERATIONS:
   Net investment income                             $     18,883,804    $     68,451,571
   Net realized gain                                           63,819             544,846
------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                  18,947,623          68,996,417
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
(NOTES 2 AND 5):
   Net investment income                                  (18,883,788)        (68,807,357)
------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                        (18,883,788)        (68,807,357)
------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares                    13,280,144,782      27,464,304,984
   Net asset value of shares issued for
     reinvestment of dividends                             18,864,471          70,246,350
   Cost of shares reacquired                          (13,723,390,437)    (28,165,822,450)
------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Fund Share Transactions                             (424,381,184)       (631,271,116)
------------------------------------------------------------------------------------------
Decrease in Net Assets                                   (424,317,349)       (631,082,056)

NET ASSETS:
   Beginning of period                                  7,813,220,553       8,444,302,609
------------------------------------------------------------------------------------------
   End of period*                                    $  7,388,903,204    $  7,813,220,553
==========================================================================================
* Includes undistributed net investment income of:   $        144,437    $        144,421
==========================================================================================

                       See Notes to Financial Statements.


 40  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

Smith Barney Municipal Money Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (d) class specific expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.


 41  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

3. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. Effective July 1, 2003, the Fund pays SBFM a management fee calculated at an annual rate of 0.475% on the first $1 billion of the Fund's average daily net assets; 0.45% on the next $1 billion; 0.425% on the next $3 billion; 0.40% on the next $5 billion and 0.375% of the Fund's average daily net assets in excess of $10 billion. This fee is calculated daily and paid monthly.

Prior to July 1, 2003, the Fund paid SBFM a management fee calculated at an annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets; 0.475% on the next $2.5 billion; 0.45% on the next $2.5 billion; and 0.40% on the Fund's average daily net assets in excess of $7.5 billion. This fee was calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2003, the Fund paid transfer agent fees of $755,270 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' distributor.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

4. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the Fund's average daily net assets of that class. For the six months ended September 30, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                                                       Class A
================================================================================
Rule 12b-1 Distribution Plan Fees                                     $3,864,110
================================================================================


 42  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

For the six months ended September 30, 2003, total Shareholder Servicing fees were as follows:

                                                       Class A         Class Y
================================================================================
Shareholder Servicing Fees                            $1,142,964         $0*
================================================================================

For the six months ended September 30, 2003, total Shareholder Communication expenses were as follows:

                                                       Class A         Class Y
================================================================================
Shareholder Communication Expenses                     $38,363           $0*
================================================================================

* Amount represents less than $1.

5. Distributions Paid to Shareholders by Class

                                         Six Months Ended           Year Ended
                                        September 30, 2003        March 31, 2003
================================================================================
Net Investment Income
Class A                                     $18,883,777            $68,804,289
Class Y                                              11                  3,068
--------------------------------------------------------------------------------
Total                                       $18,883,788            $68,807,357
================================================================================

6. Capital Shares

At September 30, 2003, the Fund had ten billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Y shares can be purchased directly by investors.

Transactions in shares of the Fund were as follows:

                                       Six Months Ended             Year Ended
                                      September 30, 2003          March 31, 2003
================================================================================
Class A
Shares sold                            13,280,144,782            27,464,304,984
Shares issued on reinvestment              18,864,461                70,243,250
Shares reacquired                     (13,723,390,437)          (28,164,835,559)
--------------------------------------------------------------------------------
Net Decrease                             (424,381,194)             (630,287,325)
================================================================================
Class Y
Shares sold                                        --                        --
Shares issued on reinvestment                      10                     3,100
Shares reacquired                                  --                  (986,891)
--------------------------------------------------------------------------------
Net Increase (Decrease)                            10                  (983,791)
================================================================================


 43  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

7. Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


 44  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares                 2003(1)        2003         2002         2001         2000         1999
=========================================================================================================
Net Asset Value,
   Beginning of Period       $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------
Net investment income           0.002          0.009        0.018        0.035        0.028        0.028
Distributions from net
   investment income           (0.002)        (0.009)      (0.018)      (0.035)      (0.028)      (0.028)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period             $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------
Total Return                     0.25%++        0.85%        1.84%        3.54%        2.89%        2.84%
---------------------------------------------------------------------------------------------------------
Net Assets, End of
   Period (millions)         $  7,389       $  7,813     $  8,443     $  8,452     $  7,003     $  7,104
---------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
   Expenses(2)                   0.59%+         0.60%        0.61%        0.62%        0.63%        0.62%
   Net investment income         0.49+          0.84         1.82         3.46         2.84         2.79
=========================================================================================================

Class Y Shares                 2003(1)        2003         2002         2001         2000         1999
=========================================================================================================
Net Asset Value,
   Beginning of Period       $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------
Net investment income           0.003          0.010        0.019        0.036        0.030        0.029
Distributions from net
   investment income           (0.003)        (0.010)      (0.019)      (0.036)      (0.030)      (0.029)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period             $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------
Total Return                     0.31%++        0.99%        1.93%        3.66%        3.03%        2.95%
---------------------------------------------------------------------------------------------------------
Net Assets, End of
   Period (millions)         $    0.0*      $    0.0*    $    1.0     $    0.8     $    0.5     $   24.0
---------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
   Expenses(2)                   0.42%+         0.48%        0.48%        0.49%        0.50%        0.49%
   Net investment income         0.66+          1.12         1.92         3.50         2.87         2.90
=========================================================================================================

(1)   For the six months ended September 30, 2003 (unaudited).
(2) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.70% for any share class.
*     Amount represents less than $0.1 million.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


 45  Smith Barney Municipal Money Market Fund, Inc. | 2003 Semi-Annual Report

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

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

--------------------------------------------------------------------------------
SMITH BARNEY
MUNICIPAL MONEY
MARKET FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DIRECTORS

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup*
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Julie P. Callahan, CFA
Vice President and
Investment Officer

Joseph P. Deane
Vice President and Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel*
Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.
P.O. Box 9699 Providence, Rhode Island
02940-9699


* As of November 25, 2003.

--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.
--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about changes, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY MUNICIPAL
MONEY MARKET FUND, INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.


(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC


FD0282 11/03                                                             03-5690

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Municipal Money Market Fund, Inc.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Municipal Money Market Fund, Inc.

Date: December 12, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Municipal Money Market Fund, Inc.

Date: December 12, 2003

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Municipal Money Market Fund, Inc.

Date: December 12, 2003